UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
Summit Investment Partners, Inc.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
(Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period:  September 30, 2007

Item 1. Report to Stockholders.

Summit Mutual Funds

Annual Report

Summit Apex Series

September 30, 2007

SUMMIT MUTUAL FUNDS

Summit Mutual Funds, Inc. – Apex Series ANNUAL REPORT – TABLE OF CONTENTS

Message from the President	1
Fund Expenses	2

Portfolio Managers’ Reports and Financial Statements:
Nasdaq-100 Index Fund	3
Everest Fund	10
Bond Fund	16
Short-term Government Fund	25
High Yield Bond Fund	31
Money Market Fund	38
Large Cap Growth Fund	45

Notes to Financial Statements	51

Report of Independent Registered Public Accounting Firm	55

Important Considerations about Investing in Summit Mutual Funds

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted portfolio securities during the most recent 12 month period ended September 30 is available without charge, upon request, by calling 1-877-546-FUND, or on the Funds’ website at www.summitfunds.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

This Fund files a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Fund’s or SEC’s website. The Funds’ Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for the information of shareholders and is not authorized for distribution to prospective purchasers of shares unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

Mutual fund investing involves risk. Principal loss is possible.

The Short-term Government Fund, Money Market Fund, High Yield Bond Fund, and Bond Fund invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Investments by the High Yield Bond Fund and Bond Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Because the Nasdaq-100 Index Fund has expenses, and the Nasdaq-100 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

All indexes listed in the report are unmanaged, and are not available for direct investment.

The Manager Comments provided in this report reflect the opinions of the Fund’s Portfolio Managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Summit Mutual Funds, Inc. MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds’ 2007 Annual Report for the twelve-month period ended September 30, 2007. We welcome new and thank existing investors in the Summit Funds as we strive to help you reach your financial goals.

Financial markets performed well over the last year, providing positive returns in all of the major domestic stock and bond indexes. Large cap growth equities, as measured by the Nasdaq 100 Index, lead the major market indexes over the last 12 months, providing a return of 27.01%. International equities also performed well, with the EAFE International index providing a return of 24.86% (in U.S. dollars and net of foreign taxes) over the same period. In the fixed income markets, high yield indexes outperformed broader, investment grade fixed income indexes, such as the Lehman Aggregate Bond Index.

Economic indicators continue to provide mixed signals, but it appears that the economy may slow going into 2008. The fallout from poorly underwritten sub-prime mortgage loans continues to negatively affect the housing market and is slowly spreading to other sectors of the economy. In addition, tightening credit standards will negatively impact the economy, although to what degree is still up for debate. As always, employment and the consumer’s willingness and ability to spend will play a major role in the magnitude and duration of any slowdown.  International growth remains strong, and a weaker U.S. dollar should benefit exporters and producers of commodities that are denominated in U.S. dollars, such as oil. Oil prices remain at very high levels, and continue to increase as of this writing, with no immediate end in sight. Higher energy prices will put a further drag on the economy.

The Federal Reserve Board reacted to the tightening credit markets and the prospect for slower growth by cutting the Fed Funds rate 0.50% in September 2007 to 4.75%. Given the current structure of U.S. Treasury Securities interest rates over all maturities, the marketplace is anticipating further cuts in the Fed Funds Rate. Chairman Bernanke continues to weigh the risks of slowing growth and tighter credit against a weaker dollar and long term inflation risks. For now, it appears that Chairman Bernanke is more concerned about the former than the latter. Hence, the direction of short-term rates is downward for now.

Equity markets have mostly ignored the issues in the credit markets and have instead chosen to focus on price to earnings multiples and the possibility of improved earnings in the future. For the fiscal year ended September 30th, the large cap S&P 500 Index advanced 16.44%, the S&P MidCap 400 Index improved 18.76% and the small cap Russell 2000 Index rose 12.34%. Small cap stocks lagged for the first time in several years. In addition, growth stocks outperformed value stocks for the year, which suggests the market may be changing its focus.

“Maintain the proper perspective (and) have realistic expectations . . .”

Fixed income markets provided positive returns over the last twelve months, as well. Short and intermediate term interest rates declined materially, while longer term interest rates were mostly unchanged. The 2 year Treasury yield declined 0.70% to 3.98%, while the 10 year Treasury rate remained mostly unchanged at 4.59%.  Credit spreads (the interest rate difference between risk-free U.S. Treasury securities and other fixed income securities) generally widened during the period, as market participants began repricing risk in June 2007. In this environment, the Lehman Aggregate Bond Index provided a positive return of 5.14% over the last twelve months. The high yield market provided an even higher return of 7.75% as measured by the Merrill Lynch High Yield Master II Index during the same period.

“Proper diversification of your investments . . . is an important component of achieving your long-term investment goals.”

Looking out into 2008, there is much uncertainty regarding the rate of U.S. economic growth, corporate profitability and interest rates. The Federal Reserve, through its actions, has made it clear that it will provide liquidity to the market when needed. However, it has also made it clear that it is not their job to bail out investors who simply made bad investments.

Our message remains the same though, as we enter 2008. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are critical. Proper diversification of your investments, both within and across asset sectors, is an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for diversified investment planning with choices across equity and fixed income styles.

Thank you for choosing Summit Funds and for the trust that you have placed in us.

Best regards,

Steven R. Sutermeister
President

1

Summit Mutual Funds, Inc. – Apex Series 2007 ANNUAL REPORT – FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note that the expenses shown in the Example do not reflect transactional costs.  If transactional costs were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

Actual Expenses
The first section of the table below provides information about actual account values and actual net expenses.  You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with those of other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The information below is net of any applicable fee waivers and/or expense reductions, which lower expenses and increase performance.  Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses Paid*
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	April 1, 2007 to
Fund	April 1, 2007	September 30, 2007	Ratio	September 30, 2007

Based on Actual Return
Nasdaq-100 Index Fund	$1,000.00	$1,178.50	0.65%	$3.55
Everest Fund Class I	1,000.00	1,044.30	0.90%	4.61
Everest Fund Class A	1,000.00	1,042.90	1.15%	5.89
Bond Fund Class I	1,000.00	1,006.00	0.79%	3.97
Bond Fund Class A	1,000.00	1,004.80	1.05%	5.28
Short-term Government Fund Class I	1,000.00	1,026.20	0.73%	3.71
Short-term Government Fund Class A	1,000.00	1,024.90	0.98%	4.97
High Yield Bond Fund Class I	1,000.00	1,001.60	1.30%	6.52
High Yield Bond Fund Class A	1,000.00	1,000.40	1.57%	7.87
Money Market Fund	1,000.00	1,025.10	0.45%	2.28
Large Cap Growth Fund Class I	1,000.00	1,103.10	1.10%	5.80
Large Cap Growth Fund Class A	1,000.00	1,102.60	1.35%	7.12

Based on Hypothetical Return
(5% return before expenses)
Nasdaq-100 Index Fund	$1,000.00	$1,021.81	0.65%	$3.29
Everest Fund Class I	1,000.00	1,020.51	0.90%	4.56
Everest Fund Class A	1,000.00	1,019.25	1.15%	5.82
Bond Fund Class I	1,000.00	1,021.26	0.79%	4.00
Bond Fund Class A	1,000.00	1,019.90	1.05%	5.32
Short-term Government Fund Class I	1,000.00	1,021.41	0.73%	3.70
Short-term Government Fund Class A	1,000.00	1,020.16	0.98%	4.96
High Yield Bond Fund Class I	1,000.00	1,018.80	1.30%	6.58
High Yield Bond Fund Class A	1,000.00	1,017.35	1.57%	7.94
Money Market Fund	1,000.00	1,022.81	0.45%	2.28
Large Cap Growth Fund Class I	1,000.00	1,019.55	1.10%	5.57
Large Cap Growth Fund Class A	1,000.00	1,018.30	1.35%	6.83

* Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2

Summit Mutual Funds, Inc. – Apex Series NASDAQ-100 INDEX FUND

Summit Nasdaq-100 Index Fund - Average Annual Total Return
1-Y ear	5-Year	Since Inception
26.16%	19.76%	-7.30%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Fund Data

Managers:	Gary R. Rodmaker Nick J. Kotsonis Kevin P. Aug
Inception Date:	December 28, 1999
Total Net Assets:	$24.1 Million
Number Of Equity Holdings:	101
Median Cap Size:	$10,033 Million

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Apple, Inc. Microsoft Corp. Qualcomm, Inc. Google, Inc. - Class A Cisco Systems, Inc. Research In Motion Ltd. Powershares QQQ Trust Intel Corp. Oracle Corp. eBay, Inc.	9.6% 4.9% 4.4% 4.1% 3.7% 2.8% 2.8% 2.7% 2.4% 2.0%

“Nasdaq” and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use of The Index, or any data include therein.

3

Summit Mutual Funds, Inc. – Apex Series NASDAQ-100 INDEX FUND

Objective – Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the “Index”).

Strategy – The Nasdaq-100 Index Fund (the “Fund”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:

For the year ended September 30, 2007, the Summit Nasdaq-100 Index Fund’s total return for Class I shares was 26.16% (after waivers and reimbursements).  This compares to a 27.01% total return for the Nasdaq-100 Index.  The difference of 0.85% is referred to as “tracking error” and is largely attributed to the Fund’s operating expenses.  These expenses represent the Fund’s costs for advisory, administration, accounting, custody and other services.  The remaining difference can be caused by a number of factors, including the timing and size of shareholder subscriptions and redemptions into and out of the Fund, broker’s commissions or other trading costs, and holding security positions in amounts that are different than the weightings in the Index, among others.  While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund’s objectives and strategies call for a correlation of at least 95% between the Fund’s pre-expense total return and that of the Index.  The Fund achieved this level of correlation for the period presented.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

4

Summit Mutual Funds, Inc. – Apex Series
NASDAQ-100 INDEX FUND	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	Fiscal Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$21.68	$21.09	$18.71	$17.35	$11.18
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.01	0.05 (2)	0.16	(0.07)	(0.04)
Net realized and unrealized gains / (losses)	5.64	0.61	2.31	1.43	6.21
Total from Investment Activities	5.65	0.66	2.47	1.36	6.17
DISTRIBUTIONS:
Net investment income	(0.06)	(0.07)	(0.09)	—	—
Total Distributions	(0.06)	(0.07)	(0.09)	—	—
Net asset value, end of period	$27.27	$21.68	$21.09	$18.71	$17.35

Total return	26.16%	3.08%	13.20%	7.84%	55.19%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets – gross	1.10%	1.09%	1.13%	1.13%	1.38%
Ratio of net investment income / (loss) to average net assets	0.06%	0.25%	0.79%	-0.33%	-0.33%
Portfolio turnover rate	15.20%	12.89%	10.60%	4.92%	7.68%
Net assets, end of period (000’s)	$24,130	$15,644	$17,040	$16,874	$15,847

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2) Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

5

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	NASDAQ-100 INDEX FUND

September 30, 2007
	SHARES	VALUE
COMMON STOCKS - 90.5%
Consumer Discretionary - 15.8%
Amazon.Com, Inc. (a)	3,415	$318,107
Apollo Group, Inc. - Class A(a)(c)	2,178	131,007
Bed Bath & Beyond, Inc. (a)	4,540	154,905
Comcast Corp. (a)	18,018	435,675
Discovery Holding Co. (a)	2,965	85,540
eBay, Inc. (a)	12,651	493,642
EchoStar Communications Corp. - Class A (a)	2,674	125,170
Expedia, Inc. (a)(c)	3,416	108,902
Garmin Ltd. (c)	2,494	297,784
IAC/InterActiveCorp (a)	3,721	110,402
Lamar Advertising Co. - Class A(c)	987	48,333
Liberty Global, Inc. (a) (c)	2,412	98,940
Liberty Media Corp. - Interactive(a)	7,224	138,773
PetSmart, Inc. (c)	1,676	53,464
Ross Stores, Inc.	1,701	43,614
Sears Holdings Corporation(a)(c)	1,853	235,702
Sirius Satellite Radio, Inc. (a)(c)	19,748	68,920
Staples, Inc.	5,973	128,360
Starbucks Corp. (a)	12,911	338,268
Virgin Media, Inc. (c)	4,443	107,832
Wynn Resorts Ltd. (c)	1,487	234,292
XM Satellite Radio Holdings, Inc. - Class A (a) (c)	3,927	55,646
		3,813,278
Consumer Staples - 1.1%
Costco Wholesale Corp.	2,870	176,132
Whole Foods Market, Inc. (c)	1,724	84,407
		260,539
Energy - 0.2%
Patterson-UTI Energy, Inc. (c)	1,969	44,440
Health Care - 11.0%
Amgen, Inc. (a)	6,312	357,070
Amylin Pharmaceuticals, Inc. (a)(c)	1,577	78,850
Biogen Idec, Inc. (a)	3,876	257,095
Celgene Corp. (a)(c)	4,722	336,726
Cephalon, Inc. (a)	801	58,521
Dentsply International, I nc.	1,814	75,535
Express Scripts, Inc. (a)	2,863	159,813
Genzyme Corp. (a)	4,117	255,089
Gilead Sciences, Inc. (a)	11,351	463,915
Intuitive Surgical, Inc. (a)	466	107,180
Patterson Companies, Inc. (a)	1,659	64,054
Sepracor, Inc. (a)	1,285	35,338
Teva Pharmaceutical Industries Ltd. - ADR (c)	7,609	338,372
Vertex Pharmaceuticals, Inc. (a) (c)	1,702	65,374
		2,652,932
Industrials - 4.4%
C.H. Robinson Worldwide, Inc. (c)	2,122	115,203
Cintas Corp.	2,368	87,853
Expeditors International Washington, Inc.	2,603	123,122
Fastenal Co. (c)	1,797	81,602
Foster Wheeler Ltd (a)	915	120,121
Joy Global, Inc. (c)	1,326	67,440
Monster Worldwide, Inc. (a)(c)	1,661	56,574

	SHARES	VALUE
Industrials - 4.4% (Continued)
Paccar, Inc.	3,465	$295,391
Ryanair Holdings PLC - ADR(a)(c)	1,447	60,065
UAL Corp. (a) (c)	1,217	56,627
		1,063,998
Information Technology - 56.2%
Activision, Inc. (a)(c)	3,148	67,965
Adobe Systems, Inc. (a)	7,167	312,911
Akamai Technologies, Inc. (a)(c)	1,964	56,426
Altera Corp.	6,026	145,106
Apple, Inc. (a)	15,092	2,317,226
Applied Materials, Inc.	8,890	184,023
Autodesk, Inc. (a)	2,998	149,810
BEA Systems, Inc. (a)(c)	4,522	62,720
Broadcom Corp. - Class A (a)	5,311	193,533
Cadence Design Systems, Inc. (a)	3,629	80,528
CDW Corp. (a)	1,027	89,554
Check Point Software Technologies(a)	2,772	69,799
Checkfree Corp. (a)(c)	1,042	48,495
Cisco Systems, Inc. (a)	26,979	893,275
Citrix Systems, Inc. (a)	2,667	107,534
Cognizant Technology Solutions Corp. - Class A (a)	1,742	138,959
Dell, Inc. (a)	10,391	286,792
Electronic Arts, Inc. (a)	3,904	218,585
Fiserv, Inc. (a)	2,568	130,609
Flextronics International Ltd. (a)(c)	8,217	91,866
Google, Inc. - Class A (a)	1,763	1,000,097
Infosys Technologies Ltd - ADR(c)	1,385	67,020
Intel Corp.	25,444	657,982
Intuit, Inc. (a)	5,276	159,863
Juniper Networks, Inc. (a)	4,202	153,835
Kla-Tencor Corp.	2,887	161,037
Lam Research Corp. (a)(c)	1,586	84,470
Linear Technology Corp. (c)	3,690	129,113
Logitech International S.A. (a)(c)	2,213	65,394
Marvell Technology Group Ltd. (a)	6,947	113,722
Maxim Integrated Products, Inc.	5,589	164,037
Microchip Technology, Inc. (c)	2,257	81,974
Microsoft Corp.	40,147	1,182,731
Network Appliance, Inc. (a)	4,629	124,566
Nvidia Corp. (a)	6,705	242,989
Oracle Corp. (a)	26,526	574,288
Paychex, Inc.	4,506	184,746
Qualcomm, Inc.	25,124	1,061,740
Research In Motion Ltd. (a)	6,968	686,697
SanDisk Corp. (a)(c)	2,603	143,425
Sun Microsystems, Inc. (a)	19,347	108,537
Symantec Corp. (a)	11,482	222,521
Telefonaktiebolaget LM Ericsson - ADR (c)	1,764	70,207
Tellabs, Inc. (a)(c)	3,105	29,560
VeriSign, Inc. (a)	2,923	98,622
Xilinx, Inc.	4,915	128,478
Yahoo!, Inc. (a)	8,035	215,659
		13,559,026
Materials - 0.3%
Sigma-Aldrich Corp. (c)	1,568	76,424

The accompanying notes are an integral part of the financial statements.

6

Summit Mutual Funds, Inc. – Apex Series
NASDAQ-100 INDEX FUND	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Telecommunication Services - 1.5%
Level 3 Communications, Inc. (a)(c)	18,581	$86,402
Millicom International Cellular S.A. (a)(c)	1,214	101,854
NII Holdings, Inc. (a) (c)	2,088	171,529
		359,785
TOTAL COMMON STOCKS
(Cost $13,971,398)		21,830,422

INVESTMENT COMPANIES - 2.8%
Powershares QQQ Trust (c)	13,240	680,668
TOTAL INVESTMENT COMPANIES
(Cost $646,147)		680,668

SHORT TERM INVESTMENTS (e) - 6.3%
Money Market Funds - 5.1%
Northern Institutional Diversified Assets Portfolio	1,231,532	1,231,532

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bills - 1.2%
4.010%, 12/13/2007	$300,000	$297,781
TOTAL SHORT TERM
INVESTMENTS (Cost $1,529,117)		1,529,313
Total Investments
(Cost $16,146,662) (b) - 99.6%		24,040,403
Northern Institutional Liquid
Assets Portfolio (d) - 16.3%		3,921,718
Liabilities in Excess of Other Assets - (15.9)%		(3,832,130)
TOTAL NET ASSETS - 100.0%		$24,129,991

ADR American Depository Receipt
(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $16,513,147 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $8,533,363, and ($1,006,107), respectively, with a net appreciation / (depreciation) of $7,527,256.

(c)	All or a portion of the security is out on loan.
(d)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $4,140,052, $3,921,718, and $323,288, respectively.

(e)
Securities and other assets with an aggregate value of  $1,479,800 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of  September 30, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
Nasdaq 100 E-Mini (12/07)	20	$28,986
Nasdaq 100 Futures (12/07)	3	$27,666

The accompanying notes are an integral part of the financial statements.

7

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	NASDAQ-100 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007

ASSETS
Investments in securities, at value	$24,040,403
Collateral for securities loaned,
at fair value	3,921,718
Receivables:
Shares sold	116,053
Interest and dividends	5,207
Receivable from adviser	809
Prepaid expenses and other	8,009
28,092,199
LIABILITIES
Payables:
Payable upon return of securities loaned	3,921,718
Variation margin	5,425
Shares redeemed	2,593
Professional fees	18,829
Fund accounting fees	4,496
Custodian fees	3,448
Directors’ fees	39
Other accrued expenses	5,660
3,962,208
NET ASSETS*
Paid-in capital	28,419,065
Accumulated undistributed net
investment income / (loss)	10,650
Accumulated net realized gain / (loss)
on investments and futures contracts	(12,250,117)
Net unrealized appreciation / (depreciation)
on investments and futures contracts	7,950,393
$24,129,991
Investments at cost	$16,146,662
Shares authorized - Class I ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$24,129,991	884,946	$27.27

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
	Percentage of ordinary distributions designated as
	qualified dividend income	100.00%
	Dividends received deduction for corporate shareholders	99.00%
	Undistributed ordinary income	$10,650
	Unrealized appreciation	$7,583,908
Capital Loss Carryforward
Expiring September 30:
2009	2010	2012	2013	2014	2015
$(3,158,440)	$(2,454,653)	$(1,364,110)	$(1,719,950)	$(2,359,145)	$(770,682)

STATEMENT OF OPERATIONS
For the year ended September 30, 2007

INVESTMENT INCOME
Interest	$10,681
Dividends	114,216
Foreign dividend taxes withheld	(423)
Other income	5,809
130,283
EXPENSES
Advisory fees	64,239
Transfer agent fees	27,695
Registration fees	26,823
Professional fees	21,890
Fund accounting fees	19,624
Administration fees	18,354
Custodian fees	12,837
Royalty fee	4,751
Directors’ fees	2,248
Shareholder reporting fees	1,271
12b-1 fees - Class A (1)	332
Other expenses	2,532
202,596
Reimbursements and waivers	(82,963)
119,633
NET INVESTMENT INCOME / (LOSS)	10,650

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(102,039)
Net realized gain / (loss)
on futures contracts	31,243
(70,796)
Net change in unrealized
appreciation / (depreciation) on
investments and futures contracts	4,481,638
NET REALIZED AND UNREALIZED
GAIN / (LOSS)	4,410,842
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS	$4,421,492

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.35%	0.10%	0.65%	$82,963

(1)	Effective February 28, 2007 the Nasdaq-100 Index Fund converted its
Class A shares into Class I shares. Class A shares no longer exist.

The accompanying notes are an integral part of the financial statements.

8

Summit Mutual Funds, Inc. – Apex Series
NASDAQ-100 INDEX FUND	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Fiscal Year Ended September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$10,650	$42,705
Net realized gain / (loss) on investments and futures	(70,796)	(902,593)
Net change in unrealized appreciation / (depreciation)
on investments and futures contracts	4,481,638	1,321,046
	4,421,492	461,158
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(42,315)	(56,989)
Class A (1)
Net investment income	(388)	(285)
	(42,703)	(57,274)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	9,431,036	4,338,298
Reinvestment of distributions	42,311	56,984
Payments for shares redeemed	(6,113,390)	(6,191,574)
Transfer in from Class A (1)	750,651	—
	4,110,608	(1,796,292)
Class A
Proceeds from shares sold	526,589	73,328
Reinvestment of distributions	388	285
Payments for shares redeemed	(36,384)	(67,780)
Transfer out to Class I (1)	(750,651)	—
	(260,058)	5,833
NET INCREASE / (DECREASE) IN NET ASSETS	8,229,339	(1,386,575)
NET ASSETS
Beginning of period	15,900,652	17,287,227
End of period	$24,129,991	$15,900,652

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$10,650	$42,703

FUND SHARE TRANSACTIONS CLASS I
Sold	385,765	200,560
Reinvestment of distributions	1,808	2,610
Redeemed	(256,999)	(289,473)
Transfer in from Class A (1)	32,608	—
Net increase / (decrease) from fund share transactions	163,182	(86,303)
FUND SHARE TRANSACTIONS Class A
Sold	22,485	3,513
Reinvestment of distributions	17	13
Redeemed	(1,568)	(3,394)
Transfer out to Class I (1)	(32,851)	—
Net increase / (decrease) from fund share transactions	(11,917)	132

TOTAL COST OF PURCHASES OF:
Common Stocks	$5,265,840	$2,032,570
	$5,265,840	$2,032,570
TOTAL POCEEDS FROM SALES OF:
Common Stocks	$2,207,003	$2,431,155
	$2,207,003	$2,431,155

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$42,703	$57,274
	$42,703	$57,274

(1)	Effective February 28, 2007, the Nasdaq-100 Index Fund converted its Class A shares into Class I shares.
Class A shares no longer exist.

The accompanying notes are an integral part of the financial statements.

9

Summit Mutual Funds, Inc. – Apex Series EVEREST FUND

Summit Everest Fund Class I - Average Annual Total Return
1-Y ear	5-Year	Since Inception
14.88%	18.08%	9.59%

Summit Everest Fund Class A - Average Annual Total Return
1-Y ear	5-Year	Since Inception
7.99%	16.47%	8.48%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to July 1, 2002, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.

Fund Data

Managers:	James R. McGlynn Yvonne M. Bishop
Inception Date:	December 29, 1999
Total Net Assets:	$102.7 Million
Number Of Equity Holdings:	58
Median Cap Size:	$50,095 Million
Average Price-to-earnings Ratio:	14.4x
Average Price-to-book Ratio:	2.10x

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Devon Energy Corp. Motorola, Inc. Citigroup, Inc. Bank of America Corp. Pfizer, Inc. Altria Group, Inc. Wal-Mart Stores, Inc. 3M Co. Legg Mason, Inc. Chevron Corp.	2.5% 2.5% 2.4% 2.4% 2.4% 2.4% 2.3% 2.3% 2.3% 2.2%

10

Summit Mutual Funds, Inc. – Apex Series EVEREST FUND

Objective – Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Strategy – The Everest Fund (the “Fund”) seeks special opportunities in securities that are selling at discount from theoretical price/earnings ratios and that seem capable of recovering from their temporarily out-of-favor status (a “value” investment style).

Managers’ Comments:

The Everest Fund’s Class I total return performance for the year ended September 30, 2007 was 14.88% versus 14.45% for the Russell 1000 Value Index (the “Index”) and 16.44% for the S&P 500 Stock Index.

Widely reported credit problems with sub-prime residential mortgages intensified during the most recent quarter and culminated with the Federal Reserve Bank (the Fed) cutting interest rates 0.50% fearing that diminishing liquidity in the financial markets would threaten the overall economy more than inflation. The Fed had waited until weakness in the housing sector started to affect broader markets and confidence on Main Street. By summer’s end, the credit contagion had spread to money market funds, foreign banks, other sectors of the fixed income markets, as well as the equity markets. As seems to be the case based on recent history, when the equity markets weaken because of financial fears, the Fed “rides to the rescue” with lower interest rates to facilitate deal making that hopes to mitigate a crisis. The shouts of “moral hazard” (bailing out bad lenders) fall on deaf ears when weakness threatens the overall economy.

Contributors to Performance

Underweighting the Financial Services sector was the top contributor to Fund performance during the fiscal year. A significant underweight of the sector at 25% versus 35% for the Index was maintained as we believed a 35% concentration in any one sector was too high. Sub-sector selection and stock selection drove positive returns as the portfolio overweighted Investment Managers, underweighted Banks, and had no exposure to real estate investment trusts (REITS). Positive returns were also attributable to stock selection in Technology. Nokia and Cisco were top ten contributors to return. Finally, superior stock selection in the Producer Durables sector boosted returns. The portfolio concentrated on global infrastructure plays with exposure to Caterpillar, Tyco, Honeywell, and Ingersoll-Rand, with the latter three being top contributors to returns. Investors moved to these stocks as concerns mounted about an economic slowdown in the U.S.

Detractors to Performance

Underweighting the Energy sector was the biggest detractor to performance. This sector had the largest gains as volatile oil prices moved from lows of $50 to highs over $80 a barrel. Returns in this sector were also hurt by the Fund’s position in Nabors Industries as it suffered from a slowdown in U.S. and Canadian natural gas drilling. Consumer Discretionary sector returns lagged mainly due to a holding in Gannett. This sub-sector underperformed as real estate and auto advertising dollars fell and circulation declined. Lastly, an underweighting of Utilities along with poor stock selection was a drag on relative return as the sector outperformed the Index.

The last twelve months witnessed a domestic housing slowdown coupled with rising energy prices and a devaluing dollar. The fear is that the American consumer will be forced to retrench by the inability to “cash-out” from refinancing the equity on a house and paying higher prices for imported goods - especially energy and other industrial goods. The Federal Reserve is trying to ease this sharp pain by reducing interest rates. Even so, the American consumer’s finances may be stretched as the excesses of the past few years work their way out of the economy.

Industries directly involved with housing have been hurt severely already. Energy company values have risen to reflect some of the price changes and the Fund has taken profits here. Conversely, some financial and media companies’ values are overly discounted from the housing damage, and the Fund is considering adding exposure here. Another sector that appears to offer attractive opportunities is Healthcare, which could actually benefit from the political year 2008 instead of coming under attack as in the past.

Summit Everest Fund will continue to invest in companies that are temporarily out of favor and pare those that reach full valuation in light of the Federal Reserve’s attempts to resuscitate the American consumer.

11

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL HIGHLIGHTS	EVEREST FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	Class I
	Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$63.81	$61.56	$58.15	$49.88	$39.85
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.93 (1)	0.96 (1)	0.90	0.80	0.74
Net realized and unrealized gains / (losses)	8.32	8.13	6.97	8.27	10.13
Total from Investment Activities	9.25	9.09	7.87	9.07	10.87
DISTRIBUTIONS:
Net investment income	(0.99)	(0.65)	(0.79)	(0.80)	(0.80)
Net realized gains	(3.51)	(6.19)	(3.67)	—	(0.04)
Total Distributions	(4.50)	(6.84)	(4.46)	(0.80)	(0.84)
Net asset value, end of period	$68.56	$63.81	$61.56	$58.15	$49.88

Total return	14.88%	16.13%	13.96%	18.29%	27.63%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	0.91%	0.92%	0.97%	0.97%	0.98%
Ratio of net investment income / (loss) to average net assets	1.38%	1.59%	1.51%	1.46%	1.64%
Portfolio turnover rate (2)	50.86%	54.89%	63.46%	73.43%	58.23%
Net assets, end of period (000’s)	$95,460	$80,383	$65,755	$61,042	$48,821

	Class A
	Fiscal Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$63.25	$61.14	$58.62	$50.34	$39.84
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.75 (1)	0.80 (1)	1.26	0.66	0.61
Net realized and unrealized gains / (losses)	8.24	8.09	6.46	8.35	10.22
Total from Investment Activities	8.99	8.89	7.72	9.01	10.83
DISTRIBUTIONS:
Net investment income	(0.87)	(0.59)	(1.53)	(0.73)	(0.29)
Net realized gains	(3.51)	(6.19)	(3.67)	—	(0.04)
Total Distributions	(4.38)	(6.78)	(5.20)	(0.73)	(0.33)
Net asset value, end of period	$67.86	$63.25	$61.14	$58.62	$50.34

Total return (3)	14.58%	15.87%	13.65%	17.99%	27.32%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	1.16%	1.17%	1.22%	1.22%	1.23%
Ratio of net investment income / (loss) to average net assets	1.13%	1.34%	1.03%	1.17%	1.39%
Portfolio turnover rate (2)	50.86%	54.89%	63.46%	73.43%	58.23%
Net assets, end of period (000’s)	$7,201	$2,903	$875	$16	$5

(1) Per share amounts are based on average shares outstanding.
(2) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3) Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

12

Summit Mutual Funds, Inc. – Apex Series
EVEREST FUND	SCHEDULE OF INVESTMENTS

September 30, 2007
	SHARES	VALUE
COMMON STOCKS - 97.1%
Consumer Discretionary - 9.6%
CBS Corporation - Class B	41,474	$1,306,431
Gannett Co, Inc.	38,800	1,695,560
Honda Motor Co. Ltd. - ADR	62,000	2,068,320
News Corp. - Class B	43,900	1,026,821
Sony Corp. - ADR	26,200	1,259,172
Time Warner, Inc.	67,600	1,241,136
Viacom, Inc. - Class B (a)	31,674	1,234,336
		9,831,776
Consumer Staples - 9.4%
Altria Group, Inc.	34,700	2,412,691
CVS Caremark Corp.	40,500	1,605,015
Kraft Foods, Inc.	57,301	1,977,458
Unilever NV - ADR	39,100	1,206,235
Wal-Mart Stores, Inc.	55,200	2,409,480
		9,610,879
Energy - 12.1%
Chevron Corp.	23,606	2,209,049
ConocoPhillips	24,854	2,181,436
Devon Energy Corp.	31,400	2,612,480
Nabors Industries Ltd. (a)	39,400	1,212,338
Royal Dutch Shell PLC - ADR	26,600	2,185,988
Spectra Energy Corp.	80,824	1,978,572
		12,379,863
Financials - 24.4%
AllianceBernstein Holding LP	22,000	1,937,540
The Allstate Corp.	31,500	1,801,485
Bank of America Corp.	48,292	2,427,639
The Bank Of New York Mellon Corp	34,434	1,519,917
Capital One Financial Corp.	15,100	1,003,093
Citigroup, Inc.	52,900	2,468,843
Discover Financial Services	41,700	867,360
Genworth Financial, Inc. - Class A	65,200	2,003,596
Hartford Financial Services Group, Inc.	17,200	1,591,860
JPMorgan Chase & Co.	43,664	2,000,684
Legg Mason, Inc.	27,600	2,326,404
Metlife, Inc.	15,700	1,094,761
Morgan Stanley	22,000	1,386,000
The Travelers Companies, Inc.	20,600	1,037,004
Wells Fargo & Co.	45,700	1,627,834
		25,094,020
Health Care - 10.8%
Covidien Ltd (a)	26,325	1,092,487
GlaxoSmithKline PLC - ADR	38,500	2,048,200
Johnson & Johnson	29,900	1,964,430
Pfizer, Inc.	98,800	2,413,684
UnitedHealth Group, Inc.	39,700	1,922,671
Wellpoint, Inc. (a)	20,300	1,602,076
		11,043,548
Industrials - 9.6%
3M Co.	25,400	2,376,932
Caterpillar, Inc.	16,900	1,325,467
FedEx Corp.	16,700	1,749,325
Ingersoll-Rand Co. Ltd. - Class A	19,400	1,056,718

	SHARES	VALUE
Industrials - 9.6% (Continued)
Southwest Airlines Co.	141,900	$2,100,120
Tyco International Ltd	27,825	1,233,760
		9,842,322
Materials - 3.8%
The Dow Chemical Co.	45,400	1,954,924
Newmont Mining Corp.	44,700	1,999,431
		3,954,355
Technology - 7.3%
Cisco Systems, Inc. (a)	44,500	1,473,395
International Business Machines Corp.	10,100	1,189,780
Motorola, Inc.	136,100	2,521,933
Nokia OYJ - ADR	33,000	1,251,690
Tyco Electronics Ltd	30,925	1,095,673
		7,532,471
Utilities - 10.1%
AT&T, Inc.	47,100	1,992,801
Citizens Communications Co.	96,100	1,376,152
Duke Energy Corporation	104,648	1,955,871
Southern Co.	55,500	2,013,540
Sprint Nextel Corp.	73,000	1,387,000
Verizon Communications, Inc.	37,200	1,647,216
		10,372,580
TOTAL COMMON STOCKS
(Cost $86,539,843)		99,661,814

SHORT TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
Northern Institutional Diversified Assets Portfolio	1,695,522	1,695,522
TOTAL SHORT TERM INVESTMENTS
(Cost $1,695,522)		1,695,522
Total Investments
(Cost $88,235,365) (b) - 98.7%		101,357,336
Other Assets in Excess of Liabilities - 1.3%		1,303,737
TOTAL NET ASSETS - 100.0%		$102,661,073

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $88,322,076 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $15,872,992 and
($2,837,732), respectively, with a net appreciation / (depreciation) of $13,035,260.

The accompanying notes are an integral part of the financial statements.

13

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	EVEREST FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007

ASSETS
Investments in securities, at value	$101,357,336
Cash	11,579
Receivables:
Securities sold	1,737,463
Shares sold	120,862
Interest and dividends	162,334
Prepaid expenses and other	9,702
103,399,276
LIABILITIES
Payables:
Shares redeemed	625,653
Advisory fees	54,027
Professional fees	23,652
Administration fees	8,442
Fund accounting fees	7,922
12b-1 fees	3,189
Custodian fees	1,982
Directors’ fees	200
Other accrued expenses	13,136
738,203
NET ASSETS*
Paid-in capital	81,934,473
Accumulated undistributed net
investment income / (loss)	1,050,130
Accumulated net realized gain / (loss)
on investments and futures contracts	6,554,499
Net unrealized appreciation / (depreciation)
on investments	13,121,971
$102,661,073
Investments at cost	$88,235,365
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class A ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$95,460,136	1,392,442	$68.56
Class A	$7,200,937	106,107	$67.86
Class A maximum offering price per share
(net asset value plus sales charge of 5.75%
of offering price)			$72.00

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
	Percentage of ordinary distributions designated as
	qualified dividend income	71.17%
	Dividends received deduction for corporate shareholders	43.80%
	Undistributed ordinary income	$4,030,885
	Undistributed long-term income	$3,660,457
	Unrealized appreciation	$13,035,260

STATEMENT OF OPERATIONS
For the year ended September 30, 2007

INVESTMENT INCOME
Dividends	$2,370,042
Foreign dividend taxes withheld	(33,020)
2,337,022
EXPENSES
Advisory fees	654,623
Administration fees	102,285
Transfer agent fees	43,316
Professional fees	36,019
Fund accounting fees	34,615
12b-1 fees - Class A	13,952
Directors’ fees	13,582
Custodian fees	8,598
Shareholder reporting fees	7,757
Other expenses	25,775
940,522
NET INVESTMENT INCOME / (LOSS)	1,396,500

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	6,739,020
Net change in unrealized appreciation /
(depreciation) on investments	5,038,638

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	11,777,658

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$13,174,158

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee
0.64%	0.10%

The accompanying notes are an integral part of the financial statements.

14

Summit Mutual Funds, Inc. – Apex Series
EVEREST FUND	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Fiscal Year Ended September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$1,396,500	$1,152,406
Net realized gain / (loss) on investments	6,739,020	5,437,897
Net change in unrealized appreciation / (depreciation) on investments	5,038,638	4,330,169
	13,174,158	10,920,472
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(1,386,540)	(696,479)
Net realized gain on investments	(4,945,799)	(6,582,347)
Class A
Net investment income	(42,835)	(11,177)
Net realized gain on investments	(173,103)	(117,031)
	(6,548,277)	(7,407,034)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	22,370,635	12,448,983
Reinvestment of distributions	6,321,707	7,275,015
Payments for shares redeemed	(19,842,615)	(8,483,868)
	8,849,727	11,240,130
Class A
Proceeds from shares sold	5,073,833	1,919,862
Reinvestment of distributions	177,053	127,861
Payments for shares redeemed	(1,351,151)	(145,468)
	3,899,735	1,902,255
NET INCREASE / (DECREASE) IN NET ASSETS	19,375,343	16,655,823
NET ASSETS
Beginning of period	83,285,730	66,629,907
End of period	$102,661,073	$83,285,730
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$1,050,130	$1,081,013

FUND SHARE TRANSACTIONS
Class I
Sold	332,151	205,063
Reinvestment of distributions	97,422	127,744
Redeemed	(296,831)	(141,309)
Net increase / (decrease) from fund share transactions	132,742	191,498

Class A
Sold	77,555	31,794
Reinvestment of distributions	2,751	2,261
Redeemed	(20,087)	(2,477)
Net increase / (decrease) from fund share transactions	60,219	31,578
TOTAL COST OF PURCHASES OF:
Common Stocks	$55,685,468	$46,885,635
	$55,685,468	$46,885,635
TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$49,963,165	$38,920,524
	$49,963,165	$38,920,524

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income **	$2,627,688	$707,656
Long-term capital gains	3,920,589	6,699,378
	$6,548,277	$7,407,034

** The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) is 45.60%

The accompanying notes are an integral part of the financial statements.

15

Summit Mutual Funds, Inc. – Apex Series BOND FUND

Summit Bond Fund Class I - Average Annual Total Return
1-Y ear	5-Year	Since Inception
4.12%	5.08%	5.66%

Summit Bond Fund Class A - Average Annual Total Return
1-Y ear	5-Year	Since Inception
-0.54%	3.91%	4.80%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.

Fund Data

Managers:	Gary R. Rodmaker Michael J. Schultz D. Scott Keller
Inception Date:	April 3, 2000
Total Net Assets:	$92.5 Million
Number Of Fixed Income Holdings:	158
Average Duration:	4.80 years
Average Maturity:	12.27 years
Weighted Average Maturity:	6.09 years
Average Credit Quality:	A1/A+
30-day SEC Yield - Class I:	5.14%
30-day SEC Yield - Class A:	4.68%

Quality Breakdown	Sector Allocations

(% of portfolio)
AAA AA A BBB BB B D	41% 7% 9% 28% 7% 7% 1%

16

Summit Mutual Funds, Inc. – Apex Series BOND FUND

Objective – Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

Strategy – Under normal circumstances, the Bond Fund (the “Fund”) will invest at least 80% of the value of its assets in fixed income securities. Further, the Fund normally will invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade debt securities or convertible debt securities.

Managers’ Comments:

For the year ended September 30, 2007, the Summit Bond Fund – Class I shares provided a total return of 4.12% compared to 5.14% for the Lehman Brothers Aggregate Bond Index (Index).

The Bond Fund’s underweighting of Treasury bonds, which outperformed corporate bonds over the last year, detracted from performance. Also, the Fund’s non-agency mortgage-backed securities underperformed the broad indices, while the Fund’s high yield exposure outperformed.

Short-term interest rates declined during the period, as the Federal Reserve Board (Fed) cut the Fed Funds rate by 0.50% on September 18, 2007, to 4.75%. Meanwhile, longer term interest rates remained relatively unchanged from September 2006 levels. The current slope of the U.S. Treasury yield curve suggests that the Fed may cut short-term rates further, as the yields on all Treasury securities with maturities from 1 to 10 years are below the Fed Funds rate of 4.75%.  For example, the 2 year Treasury yield was 3.98% and the 10 year Treasury yield was 4.59% at September 30, 2007.

The Federal Reserve’s recent decision to cut interest rates after 17 consecutive 0.25% rate increases since January 2003 came in response to a material change in the credit markets during the third quarter of 2007 and concerns of a slowing overall economy. Continued weakness in the housing market and the fear that sub-prime loan defaults would spread to other sectors of the economy caused credit markets to seize-up during the third quarter of 2007. Borrowed capital has generally become more costly, and more importantly, more scarce. Credit spreads (the interest rate difference between risk-free U.S. Treasury securities and other fixed income securities) that started the summer at historically tight levels have widened across the entire quality spectrum, as market participants re-evaluate and re-price risk in their portfolios. In this environment, corporate and non-agency mortgage-backed securities underperformed U.S. Treasury and agency securities.

The outlook for the economy remains cloudy as we enter into 2008. Tightening credit will almost certainly slow economic growth, as will the continued slump in housing and the decline in household net worth that results from declining home prices. In addition, the relentless rise in energy prices will continue to cause a drag on consumer demand. However, these items are partially offset by lower interest rates, strong economic growth internationally and the declining value of the U.S. dollar, which makes exports more competitive.  In this environment, Summit believes that caution is in order, but that investment managers must be willing to take advantage of opportunities as they arise.

17

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL HIGHLIGHTS	BOND FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.
	Class I
	Fiscal Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$49.88	$50.18	$51.40	$51.73	$50.35
INVESTMENT ACTIVITIES:
Net investment income / (loss)	2.55	2.59	2.47	2.44	3.34
Net realized and unrealized gains / (losses)	(0.54)	(0.44)	(1.15)	0.06	1.12
Total from Investment Activities	2.01	2.15	1.32	2.50	4.46
DISTRIBUTIONS:
Net investment income	(2.60)	(2.45)	(2.54)	(2.83)	(3.08)
Total Distributions	(2.60)	(2.45)	(2.54)	(2.83)	(3.08)
Net asset value, end of period	$49.29	$49.88	$50.18	$51.40	$51.73

Total return	4.12%	4.46%	2.64%	5.05%	9.22%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	0.76%	0.71%	0.74%	0.72%	0.69%
Ratio of net investment income / (loss) to average net assets	5.08%	5.17%	4.82%	4.82%	6.53%
Portfolio turnover rate (3)	87.91%	62.28%	46.97%	79.28%	125.15%
Net assets, end of period (000’s)	$92,451	$94,666	$97,119	$92,148	$91,745

	Class A
	Period from
	February 1, 2007(2)
	to September 30,
	2007
Net asset value, beginning of period	$49.75

INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.33
Net realized and unrealized gains / (losses)	(0.38)
Total from Investment Activities	0.95

DISTRIBUTIONS:
Net investment income	(1.24)
Total Distributions	(1.24)
Net asset value, end of period	$49.46
Total return(4)	1.92%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	1.03	%(1)
Ratio of net investment income / (loss) to average net assets	4.84	%(1)
Portfolio turnover rate(3)	87.91%
Net assets, end of period (000’s)	$77

(1)  Annualized.
(2)  Commencement of operations.
(3)  Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)  Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

18

Summit Mutual Funds, Inc. – Apex Series
BOND FUND	SCHEDULE OF INVESTMENTS

September 30, 2007
	SHARES	VALUE
COMMON STOCKS - 0.0%
Consumer Discretionary - 0.0%
Avado Brands, Inc. (a) (g) (i)	4,803	$48
Intermet Corp. (a) (g) (i)	4,772	4,772
		4,820
TOTAL COMMON STOCKS
(Cost $184,387)		4,820

PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
ION Media Networks, Inc. 12.0% Payment-in-Kind Dividend	2	3,260
TOTAL PREFERRED STOCKS
(Cost $0)		3,260

	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITIES - 1.7%
America West Airlines, Inc. - AMBAC Insured
7.100%, 10/02/2022	$590,064	$613,666
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	400,000	347,265
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	131,575	113,390
First Franklin Mortgage Loan Asset Backed Certificates
Series 2003-FF2, 7.795%, 07/25/2033	236,923	226,139
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (h) (i)	234,360	119,772
Residential Asset Mortgage Products, Inc.
Series 2003-RZ3, 4.120%, 06/25/2033	205,526	192,250
TOTAL ASSET BACKED SECURITIES
(Cost $1,784,193)		1,612,482

CORPORATE BONDS - 39.9%
Consumer Discretionary - 5.9%
COX Communications, Inc.
5.450%, 12/15/2014	770,000	746,988
Daimler Finance North America LLC
6.500%, 11/15/2013	750,000	777,693
Echostar DBS Corporation
6.625%, 10/01/2014	375,000	376,875
General Motors Corp.
7.700%, 04/15/2016 (e)	150,000	134,625
Idearc, Inc.
8.000%, 11/15/2016	300,000	299,250
Intcomex, Inc.
11.750%, 01/15/2011 (e)	375,000	382,500
ION Media Networks, Inc.
11.000%, 07/31/2013 (e)	325,940	260,752
MDC Holdings, Inc.
5.500%, 05/15/2013	350,000	328,998
NVR, Inc.
5.000%, 06/15/2010 (e)	490,000	489,474
R.H. Donnelley Corp.
6.875%, 01/15/2013 (e)	375,000	354,375
Radio One, Inc.
8.875%, 07/01/2011 (e)	93,000	92,070

	PRINCIPAL
	AMOUNT	VALUE
Consumer Discretionary - 5.9% (Continued)
TCI Communications, Inc.
8.750%, 08/01/2015	$770,000	$892,621
Yankee Acquisition Corp.
9.750%, 02/15/2017 (e)	300,000	283,500
		5,419,721
Consumer Staples - 0.6%
Constellation Brands, Inc.
7.250%, 09/01/2016 (e)	375,000	375,000
Del Monte Corp.
6.750%, 02/15/2015 (e)	188,000	180,480
		555,480
Energy - 4.8%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (b)	700,000	693,818
Chesapeake Energy Corp.
6.625%, 01/15/2016	375,000	373,125
Complete Production Services Inc.
8.000%, 12/15/2016	375,000	370,781
Encore Acquisition Co.
7.250%, 12/01/2017	125,000	118,437
Enterprise Products Operating LP
6.300%, 09/15/2017	500,000	500,683
Nexen, Inc.
5.875%, 03/10/2035	100,000	91,590
Peabody Energy Corp.
7.375%, 11/01/2016	200,000	211,000
Pioneer Natural Resources Co.
6.650%, 03/15/2017	375,000	350,574
Plains All American Pipeline LP
4.750%, 08/15/2009	750,000	747,151
Range Resources Corp.
7.375%, 07/15/2013	90,000	91,350
7.500%, 05/15/2016 (e)	125,000	127,500
Transcanada Pipelines Ltd
6.350%, 05/15/2067 (c)	770,000	739,003
		4,415,012
Financials - 13.0%
AXA SA
5.362%, 02/06/2049	1,050,000	861,000
Capmark Financial Group, Inc.
6.300%, 05/10/2017 (b)	770,000	670,130
Colonial Realty LP
6.050%, 09/01/2016	770,000	743,620
Conocophillips Australia Funding Co.
5.500%, 04/15/2013	770,000	772,991
Ford Motor Credit Co. LLC
5.800%, 01/12/2009	281,000	271,408
8.105%, 01/13/2012 (c)	187,000	176,698
8.000%, 12/15/2016 (e)	94,000	87,937
Health Care REIT, Inc.
8.000%, 09/12/2012	750,000	822,811
Host Marriott LP
6.750%, 06/01/2016 (e)	375,000	371,250
iStar Financial, Inc.
5.950%, 10/15/2013	770,000	722,650

The accompanying notes are an integral part of the financial statements.

19

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	BOND FUND

	PRINCIPAL
	AMOUNT	VALUE
Financials - 13.0% (Continued)
Landsbanki Islands HF
6.100%, 08/25/2011 (b)	$770,000	$780,112
Lincoln National Corp.
6.050%, 04/20/2067 (c)	760,000	731,798
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	700,000	706,009
NXP BV/NXP Funding LLC
7.875%, 10/15/2014 (e)	175,000	168,437
Prime Property Fund, Inc.
5.500%, 01/15/2014 (b)	500,000	497,886
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (b)	187,000	199,155
Rabobank Capital Funding II
5.260%, 12/29/2049 (b) (c)	750,000	709,182
Swiss Re Capital I
6.854%, 05/29/2049 (b) (c)	750,000	756,001
Vale Overseas Ltd
6.250%, 01/23/2017	750,000	758,399
Ventas Realty LP
7.125%, 06/01/2015	113,000	115,260
WMC Finance USA Ltd
5.125%, 05/15/2013	750,000	739,043
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	350,000	348,044
		12,009,821
Health Care - 0.7%
Community Health Systems, Inc.
8.875%, 07/15/2015 (b) (e)	187,000	192,142
DaVita, Inc.
7.250%, 03/15/2015 (e)	94,000	94,235
HCA, Inc.
9.250%, 11/15/2016 (b)	375,000	398,438
		684,815
Industrials - 4.3%
American Railcar Industries, Inc.
7.500%, 03/01/2014 (e)	75,000	74,625
Ametek, Inc.
7.200%, 07/15/2008	750,000	757,619
Aramark Corp.
8.500%, 02/01/2015	300,000	306,000
Caterpillar, Inc.
5.700%, 08/15/2016	770,000	768,351
DRS Technologies, Inc.
7.625%, 02/01/2018 (e)	93,000	94,860
Dynegy Holdings, Inc.
7.750%, 06/01/2019 (b)	150,000	143,437
Joy Global, Inc.
6.000%, 11/15/2016	750,000	748,380
Kansas City Southern De Mexico
7.375%, 06/01/2014 (b)	150,000	146,625
Mueller Water Products, Inc.
7.375%, 06/01/2017 (b)	150,000	139,500
Raytheon Co.
5.500%, 11/15/2012	770,000	778,606
		3,958,003

	PRINCIPAL
	AMOUNT	VALUE
Information Technology - 1.4%
Intuit, Inc.
5.750%, 03/15/2017	$770,000	$734,886
Iron Mountain, Inc.
7.750%, 01/15/2015 (e)	225,000	224,437
Sanmina SCI Corp.
8.110%, 06/15/2010 (b) (c) (e)	300,000	297,000
		1,256,323
Materials - 4.5%
Boise Cascade LLC
8.231%, 10/15/2012 (c)	93,000	93,000
Consol Energy, Inc.
7.875%, 03/01/2012	150,000	156,375
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	300,000	327,750
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b) (e)	375,000	362,812
Lubrizol Corp.
7.250%, 06/15/2025	700,000	734,997
Lyondell Chemical Co.
8.250%, 09/15/2016	375,000	422,813
The Mosaic Co.
7.625%, 12/01/2016 (b) (c) (e)	300,000	319,875
Pactiv Corp.
5.875%, 07/15/2012	385,000	389,814
Petroplus Finance Ltd
7.000%, 05/01/2017 (b)	300,000	285,000
Stone Container SSCC
8.000%, 03/15/2017 (e)	300,000	294,750
United States Steel Corp.
6.500%, 06/01/2017	500,000	478,460
Warnaco, Inc.
8.875%, 06/15/2013	300,000	315,000
		4,180,646
Telecommunication Services - 2.1%
Intelsat Bermuda Ltd
11.250%, 06/15/2016	300,000	321,375
iPCS, Inc.
7.480%, 05/01/2013 (b)(c)	475,000	460,750
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c) (e)	375,000	379,688
TELUS Corp.
8.000%, 06/01/2011	450,000	486,998
Windstream Corp.
8.625%, 08/01/2016	300,000	319,875
		1,968,686
Utilities - 2.6%
Calpine Corp.
9.875%, 12/01/2011 (b) (h)	375,000	399,375
Edison Mission Energy
7.500%, 06/15/2013	375,000	384,375
Exelon Corp.
6.750%, 05/01/2011	770,000	800,401
FPL Group Capital, Inc. (c)
6.350%, 10/01/2066	770,000	730,665

The accompanying notes are an integral part of the financial statements.

20

Summit Mutual Funds, Inc. – Apex Series
BOND FUND	SCHEDULE OF INVESTMENTS

	PRINCIPAL
	AMOUNT	VALUE
Utilities - 2.6% (Continued)
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	$108,726	$116,158
		2,430,974
CORPORATE BONDS
(Cost $37,387,078)		36,879,481

MORTGAGE BACKED SECURITIES - 39.6%
Banc of America Alternative Loan Trust
Series 2003-5, 5.000%, 07/25/2018	508,360	458,300
Series 2003-8, 4.750%, 10/25/2018	549,898	485,386
Banc of America Funding Corp.
Series 2004-4, 4.686%, 10/25/2019	158,240	146,105
Series 2004-4, 4.686%, 10/25/2019	95,285	84,367
Series 2003-2, 6.382%, 06/25/2032	596,741	594,741
Banc of America Mortgage Securities
Series 2003-10, 5.000%, 01/25/2019	340,350	335,298
Series 2003-10, 5.000%, 01/25/2019 (b)	80,143	67,708
Series 2004-3, 4.875%, 04/25/2019	162,675	146,056
Series 2004-7, 4.797%, 08/25/2019	350,649	325,495
Series 2005-6, 5.000%, 07/25/2020	354,265	336,155
Series 2003-5, 7.500%, 02/25/2031	401,364	418,338
Series 2003-8, 5.500%, 11/25/2033	125,800	125,777
Series 2004-4, 5.422%, 05/25/2034	1,012,768	881,978
Series 2004-6, 5.500%, 07/25/2034	651,591	647,434
Cendant Mortgage Corporation
Series 2002-11P, 5.595%, 12/25/2032 (b)	79,280	67,954
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	1,982,000	1,980,514
Chase Mortgage Finance Corporation
Series 2002-S8, 5.448%, 08/25/2029 (b)	227,971	220,022
Citicorp Mortgage Securities, Inc.
Series 2003-10 A1, 4.500%, 11/25/2018	1,837,873	1,763,785
Series 2003-2 B4, 5.630%, 02/25/2033 (b)	1,346,807	1,049,643
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, 5.690%, 08/25/2035	292,855	236,682
Countrywide Home Loans
Series 2003-58, 4.574%, 02/19/2034	1,257,557	1,253,534
Series 2006-6, 6.000%, 04/25/2036	984,796	911,730
Series 2007-5, 5.750%, 05/25/2037	1,295,054	1,190,250
Credit Suisse Mortgage Capital Corporation
Series 2006-4, 5.741%, 05/25/2036	724,501	627,172
Fannie Mae Pool
Pool #254190, 5.500%, 02/01/2009	483,196	486,396
Pool #254273, 5.000%, 03/01/2009	346,301	345,969
Pool #254340, 5.500%, 05/01/2012	261,425	263,204
Pool #545015, 6.000%, 06/01/2016	367,108	372,828
Pool #727360, 5.500%, 08/01/2018	1,971,377	1,971,128
Pool #481582, 6.500%, 02/01/2029	145,316	149,285
Series 2002-48B, 6.500%, 10/25/2031	1,322,315	1,338,569
First Horizon Alternative Mortgage Securities
Series 2005-FA11, 5.730%, 02/25/2036	443,457	290,490

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 39.6% (Continued)
Freddie Mac
Series 2931, 5.000%, 11/15/2028	$2,227,218	$2,231,823
Freddie Mac (Gold) Pool
Pool #M8-0866, 5.000%, 11/01/2010	683,347	682,233
Pool #E9-1818, 5.000%, 10/01/2017	2,451,029	2,411,451
Pool #E9-6460, 5.000%, 05/01/2018	333,538	327,868
Pool #E9-9160, 4.500%, 09/01/2018	2,244,643	2,166,304
Pool #C7-6658, 5.000%, 02/01/2033	296,872	284,168
Ginnie Mae I Pool
Pool #446760, 6.500%, 10/15/2028	173,141	177,669
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.000%, 05/25/2018 (b)	231,289	202,587
Series 2004-J1, 5.250%, 04/25/2034	290,976	289,991
Lehman Mortgage Trust
Series 2005-2, 5.573%, 12/25/2035	1,087,026	859,535
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	160,974	160,981
MASTR Seasoned Securities Trust
Series 2004-1, 6.235%, 08/25/2017	436,653	440,768
Series 2004-1, 6.500%, 08/25/2032	774,070	750,979
Morgan Stanley Capital I
Series 2007-IQ14, 5.497%, 04/15/2049	1,000,000	1,001,774
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.170%, 11/25/2033	476,080	429,969
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	242,901	238,990
Series 2002-QS16, 5.750%, 10/25/2017	242,901	230,475
Residential Asset Securitization Trust
Series 2003-A12 Class B2, 5.000%, 11/25/2018	199,340	188,567
Series 2003-A12 Class B3, 5.000%, 11/25/2018	265,282	237,483
Residential Funding Mortgage Securities I
Series 2004-S3, 4.750%, 03/25/2019	281,416	251,795
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.190%, 09/25/2033	471,241	451,584
Structured Asset Securities Corp.
Series 2003-20, 5.387%, 07/25/2033	659,304	597,605
Washington Mutual Mortgage Pass-Through Certificates
Series 2002-MS11, 5.250%, 12/25/2017	1,187,561	1,184,040
Series 2003-MS6, 5.966%, 03/25/2033	634,779	598,692
Wells Fargo Mortgage Backed Securities Trust
Series 2005-4, 5.500%, 04/25/2035	871,464	694,555
TOTAL MORTGAGE BACKED SECURITIES
(Cost $38,091,014)		36,664,179
U.S. TREASURY OBLIGATIONS - 18.1%
U.S. Treasury Bonds - 0.7%
4.500%, 02/15/2036 (e)	650,000	616,231
		616,231

The accompanying notes are an integral part of the financial statements.

21

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	BOND FUND

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Notes - 17.4%
5.000%, 08/15/2011 (e)	$1,000,000	$1,033,203
4.750%, 01/31/2012 (e)	500,000	511,445
4.625%, 02/29/2012 (e)	2,000,000	2,035,468
4.000%, 11/15/2012 (e)	2,000,000	1,983,124
3.875%, 02/15/2013 (e)	3,425,000	3,368,005
4.250%, 11/15/2014 (e)	4,825,000	4,778,637
4.875%, 08/15/2016 (e)	2,320,000	2,374,376
		16,084,258
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,394,380)		16,700,489
Total Investments
(Cost $93,841,052) (d) - 99.3%		91,864,711
Northern Institutional Liquid Assets Portfolio (f) - 24.2%		22,388,429
Liabilities in Excess of Other Assets - (23.5)%		(21,725,558)
TOTAL NET ASSETS - 100.0%		$92,527,582

(a)	Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(c)	Variable rate security.
(d)	For federal income tax purposes, cost is $93,923,346 and gross unrealized appreciation and depreciation of securities as of Septemper 30, 2007 was $785,880 and ($2,844,515), respectively, with a net appreciation / (depreciation) of ($2,058,635).
(e)	All or a portion of the security is out on loan.
(f)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $21,885,589, $22,388,429, and $195,258, respectively.
(g)	Security is considered illiquid. The aggregate value of such securities is $4,820 or 0.0% of total net assets.
(h)	Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.

The accompanying notes are an integral part of the financial statements.

22

Summit Mutual Funds, Inc. – Apex Series
BOND FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007
ASSETS
Investments in securities, at value	$91,864,711
Collateral for securities loaned,
at fair value	22,388,429
Receivables:
Shares sold	149,726
Interest and dividends	1,024,108
Prepaid expenses and other	13,115
$115,440,089
LIABILITIES
Payables:
Payable upon return of securities loaned	22,388,429
Shared redeemed	381,899
Bank overdraft	51,676
Advisory fees	35,745
Fund accounting fees	9,882
Professional fees	21,982
Administration fees	7,605
Custodian fees	2,744
Directors’ fees	198
12b-1 fees	78
Other accrued expenses	12,269
22,912,507
NET ASSETS*
Paid-in capital	94,748,695
Accumulated undistributed net invesment
income / (loss)	567,176
Accumulated net realized gain / (loss)
on investments	(811,948)
Net unrealized appreciation / (depreciation)
on investments	(1,976,341)
$92,527,582
Investments at cost	$93,841,052
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class A ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$92,450,501	1,875,810	$49.29
Class A	$77,081	1,559	$49.46	**
Class A maximum offering price per share
(net asset value plus sales charge of 4.25%
of offering price)			$51.66

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2006
	Percentage of ordinary distributions designated as
	qualified dividend income	0.21%
	Dividends received deduction for corporate shareholders	0.20%
	Undistributed ordinary income	$567,176
Capital Loss Carryforward Expiring September 30:
2011	2014	2015
$(251,589)	$(141,901)	$(336,178)
**	Net Asset Value does not recalculate due to fractional shares outstanding.

STATEMENT OF OPERATIONS
For the year ended September 30, 2007
INVESTMENT INCOME
Interest	$5,424,615
Dividends	55,786
Other income	24,255
5,504,656
EXPENSES
Advisory fees	442,732
Administration fees	94,198
Fund accounting fees	41,738
Transfer agent fees	37,186
Professional fees	33,167
Directors’ fees	12,030
Custodian fees	11,036
Shareholder reporting fees	6,595
12b-1 fees - Class A	86
Other expenses	40,015
718,783
NET INVESTMENT INCOME / (LOSS)	4,785,873

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(14,366)
Net change in unrealized appreciation /
(depreciation) on investments	(1,022,044)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(1,036,410)

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,749,463

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee
0.47%	0.10%

The accompanying notes are an integral part of the financial statements.

23

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$4,785,873	$4,950,633
Net realized gain / (loss) on investments	(14,366)	(425,015)
Net change in unrealized appreciation / (depreciation) on investments	(1,022,044)	(413,765)
	3,749,463	4,111,853
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(4,890,397)	(4,706,848)
Class A(1)
Net investment income	(1,521)	—
	(4,891,918)	(4,706,848)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	13,135,327	9,432,367
Reinvestment of distributions	4,889,397	4,706,848
Payments for shares redeemed	(19,098,684)	(15,996,559)
	(1,073,960)	(1,857,344)
FUND SHARE TRANSACTIONS
Class A(1)
Proceeds from shares sold	77,052	—
Reinvestment of distributions	570	—
Payments for shares redeemed	(1)	—
	77,621	—
NET INCREASE / (DECREASE) IN NET ASSETS	(2,138,794)	(2,452,339)
NET ASSETS
Beginning of period	94,666,376	97,118,715
End of period	$92,527,582	$94,666,376

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$567,176	$683,873

FUND SHARE TRANSACTIONS
Class I
Sold	263,016	191,336
Reinvestment of distributions	98,743	95,940
Redeemed	(383,665)	(324,884)
Net increase / (decrease) from fund share transactions	(21,906)	37,608
FUND SHARE TRANSACTIONS
Class A(1)
Sold	1,547	—
Reinvestment of distributions	12	—
Redeemed	—	—
Net increase / (decrease) from fund share transactions	1,559	—
TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$87,400	$6,285,962
U.S. Government Securities	33,334,821	11,734,377
Corporate Bonds	49,120,669	39,888,595
	$82,542,890	$57,908,934
TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$848,475	$1,070,073
U.S. Government Securities	26,975,812	18,668,373
Corporate Bonds	53,363,214	39,044,556
	$81,187,501	$58,783,002
*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$4,891,918	$4,076,848
	$4,891,918	$4,076,848
(1) Class A shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

24

Summit Mutual Funds, Inc. – Apex Series SHORT-TERM GOVERNMENT FUND

Summit Short-term Government Fund Class I - Average Annual Total Return
1-Y ear	5-Year	Since Inception
5.06%	2.49%	4.30%

Summit Short-term Government Fund Class A - Average Annual Total Return
1-Y ear	5-Year	Since Inception
1.67%	1.62%	3.62%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Fund Data	Sector Allocations

Manager: Inception Date: Total Net Assets: Number Of Fixed Income Holdings: Average Duration: Average Maturity: Average Credit Quality: 30-day SEC Yield - Class I: 30-day SEC Yield - Class A:	Michael J. Schultz April 3, 2000 $27.3 Million 29 1.38 years 2.18 years GOV/GOV 4.22% 4.07%

25

Summit Mutual Funds, Inc. – Apex Series SHORT-TERM GOVERNMENT FUND

Objective – Seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities.

Strategy – Under normal market conditions, the Short-term Government Fund (the “Fund”) will invest 100% of the value of its assets in bonds issued by the U.S. government or its agencies or instrumentalities.

Manager’s Comments:

The Summit Short-term Government Fund Class I had a total return of 5.06% (after waivers and reimbursements) for the fiscal year ended September 30, 2007 compared to a total return of 5.93% for the Citicorp 1-5 Year Treasury Index (the “Index”), formerly known as Salomon 1-5 Year Treasury Index.

It was a very wild ride for the fixed income market over the last year. At the start of the period, the yield curve was inverted but by the end of the period interest rates had returned to a more normal positively sloped curve with most of the movement coming from shorter-term interest rates. Liquidity and credit concerns emerged during the later part of the reporting period as fear spread through the global financial markets as a result of subprime mortgage exposure and the potential consequences. Liquidity in the mortgage-backed securities market became extremely limited leading to a wider liquidity crisis in other financial markets. At the same time, investors became increasingly concerned about future economic growth, particularly the extent to which the housing downturn would spill over into other areas of the economy. Amid the uncertainty, fixed income investors abandoned higher risk assets and moved into Treasuries in a flight to quality trade resulting in significantly lower Treasury rates by the end of September. As a result of the turmoil in the financial markets, the Federal Reserve Bank (Fed) aggressively cut short-term interest rates to restore some measure of stability to the financial markets. Further rate cuts may be needed to foster price stability, sustain economic growth and provide liquidity to the financial markets. The steeper, more normally shaped yield curve that evolved during the third quarter is likely to continue until the financial uncertainty abates. The housing market should remain under pressure, probably through 2008 resulting in continued caution for higher risk assets.

The Fund’s under performance to the Index was primarily a result of maintaining a shorter duration and unfavorable asset allocation.  During the period, the Fund’s exposure to mortgage-backed securities provided the largest incremental return. The Fund’s holdings in this sector included fixed rate pass through and collateralized mortgage obligations (CMOs) that performed well as interest rates declined and the yield curve became positively sloped. The 3-5 year Treasury sector was the best performing segment of the investment grade fixed income market over the past year. Unfortunately, the Fund was underexposed to the 3-5 year sector of the Treasury market and did not fully participate in the massive rally in the Treasury sector during the year. The sectors that provided the largest negative contribution to the Fund included floating rate CMOs and adjustable rates mortgage securities. The Fund was also over-weighted in the shorter maturity U.S. Treasury and Agency sectors versus the Index resulting in under performance during the period.

26

Summit Mutual Funds, Inc. – Apex Series
SHORT-TERM GOVERNMENT FUND	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.
	Class I
	Fiscal Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$51.10	$51.05	$51.84	$52.56	$53.48
INVESTMENT ACTIVITIES:
Net investment income / (loss)	2.09	1.84	1.41	1.30	1.37
Net realized and unrealized gains / (losses)	0.44	(0.05)	(0.78)	(0.87)	(0.42)
Total from Investment Activities	2.53	1.79	0.63	0.43	0.95
DISTRIBUTIONS:
Net investment income	(2.13)	(1.74)	(1.42)	(1.15)	(1.58)
Net realized gains	—	—	—	—	(0.29)
Total Distributions	(2.13)	(1.74)	(1.42)	(1.15)	(1.87)
Net asset value, end of period	$51.50	$51.10	$51.05	$51.84	$52.56

Total return	5.06%	3.58%	1.24%	0.83%	1.81%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets - gross	0.96%	0.84%	0.88%	0.85%	0.81%
Ratio of net investment income / (loss) to average net assets	4.11%	3.55%	2.59%	2.16%	2.00%
Portfolio turnover rate(4)	32.26%	41.95%	15.98%	32.31%	55.57%
Net assets, end of period (000’s)	$27,270	$28,013	$28,368	$28,981	$31,664

	Class A
	Period from
	February 1, 2007(1)
	to September 30,
	2007
Net asset value, beginning of period	$50.99

INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.37
Net realized and unrealized gains / (losses)	0.43
Total from Investment Activities	1.80

DISTRIBUTIONS:
Net investment income	(1.14)
Net realized gains	—
Total Distributions	(1.14)
Net asset value, end of period	$51.65
Total return(5)	3.57%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)	0.98	%(3)
Ratio of expenses to average net assets - gross	1.25	%(3)
Ratio of net investment income / (loss) to average net assets	4.73	%(3)
Portfolio turnover rate(4)	32.26%
Net assets, end of period (000’s)	$10

(1)  Commencement of operations.
(2)  Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.
(4)  Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5) Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

27

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	SHORT-TERM GOVERNMENT FUND

September 30, 2007
	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 45.0%
Fannie Mae
Pool #254177, 5.000%, 12/01/2008	$110,684	$110,407
Pool #254187, 5.000%, 01/01/2009	240,111	239,510
Pool #254227, 5.000%, 02/01/2009	80,209	80,132
Pool #254340, 5.500%, 05/01/2012	188,807	190,092
Series 2003-122, 4.000%, 05/25/2016	548,277	544,712
Pool #546478, 7.000%, 12/01/2029	610,675	635,519
Pool #576455, 6.498%, 03/01/2031	137,517	140,256
Series 2005-105-1, 5.500%, 11/25/2031	1,449,634	1,456,768
Pool #653686, 6.774%, 08/01/2032	325,589	332,145
Freddie Mac
Series 2742, 4.000%, 09/15/2012	142,817	142,584
Series 2639, 4.000%, 10/15/2016	1,222,820	1,195,354
Series 2858, 4.000%, 03/15/2020	115,271	115,011
Series 2557, 4.500%, 01/15/2026	180,127	179,346
Series 2931, 5.000%, 11/15/2028	1,633,293	1,636,670
Series 2534, 6.150%, 09/15/2030	45,435	45,450
Series 2550, 6.100%, 11/15/2032	627,524	628,831
Series 2877, 6.150%, 10/15/2034	639,410	632,016
Series 2950, 6.050%, 03/15/2035	1,395,067	1,385,899
Series 3003, 6.000%, 07/15/2035	2,124,329	2,108,469
Freddie Mac (Gold) Pool
Pool #M9-0805, 4.500%, 04/01/2008	162,579	161,548
Pool #E9-6460, 5.000%, 05/01/2018	311,302	306,010
TOTAL MORTGAGE BACKED SECURITIES
(Cost $12,283,792)		12,266,729

U.S. GOVERNMENT AGENCY ISSUES - 7.3%
Federal Home Loan Bank
3.700%, 12/24/2007	2,000,000	1,994,152
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $2,000,000)		1,994,152

U.S. TREASURY OBLIGATIONS - 44.7%
U.S. Treasury Notes - 44.7%
3.625%, 01/15/2008 (c) (d)	1,934,025	1,931,608
4.625%, 02/29/2008 (d)	2,000,000	2,003,750
4.875%, 08/31/2008 (d)	1,250,000	1,258,105
3.000%, 02/15/2009 (d)	2,000,000	1,973,594
4.875%, 08/15/2009 (d)	2,000,000	2,032,188
3.875%, 09/15/2010 (d)	2,000,000	1,992,188
4.625%, 10/31/2011 (d)	1,000,000	1,017,812
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,215,958)		12,209,245

	SHARES	VALUE
SHORT TERM INVESTMENTS - 2.6%
Money Market Funds - 2.6%
Northern Institutional Government Select Portfolio	701,935	$701,935
TOTAL SHORT TERM INVESTMENTS
(Cost $701,935)		701,935
Total Investments (Cost $27,201,685) (a) - 99.6%		27,172,061
Northern Institutional Liquid Assets Portfolio (b) - 37.8%		10,304,448
Liabilities in Excess of Other Assets - (37.4)%		(10,196,741)
TOTAL NET ASSETS - 100.0%		$27,279,768

(a)
For federal income tax purposes, cost is $27,201,685 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $140,272 and $(169,896) respectively, with a net appreciation/(depreciation) of $(29,624).

(b)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $11,600,538, $10,304,448, and $2,041,016, respectively.

(c)	Inflation protected security.
(d)	All or a portion of the security is out on loan.

The accompanying notes are an integral part of the financial statements.

28

Summit Mutual Funds, Inc. – Apex Series
SHORT-TERM GOVERNMENT FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007

ASSETS
Investments in securities, at value	$27,172,061
Collateral for securities loaned, at fair value	10,304,448
Receivables:
Shares sold	13
Interest and dividends	138,010
Prepaid expenses and other	14,813
37,629,345
LIABILITIES
Payables:
Payable upon return of securities loaned	10,304,448
Shares redeemed	5,655
Professional fees	16,786
Advisory fees	5,844
Fund accounting fees	4,953
Administration fees	2,247
Custodian fees	733
Directors’ fees	199
12b-1 fees	10
Other accrued expenses	8,702
10,349,577
NET ASSETS*
Paid-in capital	27,445,698
Accumulated undistributed net
investment income	135,889
Accumulated net realized gain / (loss)
on investments	(272,195)
Net unrealized appreciation / (depreciation)
on investments	(29,624)
$27,279,768

Investments at cost	$27,201,685
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class A ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$27,269,560	529,538	$51.50
Class A	$10,208	198	$51.65	**
Class A maximum offering price per share
(net asset value plus sales charge of 3.00%
of offering price)			$53.25

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
	Undistributed ordinary income	$135,889
Capital Loss Carryforward
Expiring September 30:
2011	2012	2013	2014
$(14,885)	$(192,583)	$(23,304)	$(41,423)
** Net Asset Value does not recalculate due to fractional shares outstanding.

STATEMENT OF OPERATIONS
For the year ended September, 2007

INVESTMENT INCOME
Interest	$1,263,664
Dividends	37,350
Other income	8,729
1,309,743
EXPENSES
Advisory fees	121,877
Transfer agent fees	29,422
Registration fees	29,044
Administration fees	27,084
Fund accounting fees	21,133
Professional fees	20,621
Directors’ fees	3,430
Custodian fees	3,156
Shareholder reporting fees	1,803
12b-1 fees - Class A	11
Other expenses	3,498
261,079
Reimbursements and waivers	(63,356)
197,723
NET INVESTMENT INCOME / (LOSS)	1,112,020

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(85)
Net change in unrealized appreciation /
(depreciation) on investments	214,993

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	214,908

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,326,928

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Class I	Class A	Reimbursements
Fee	Fee	Expense Limit	Expense Limit	and Waivers
0.45%	0.10%	0.73%	0.98%	$63,356

The accompanying notes are an integral part of the financial statements.

29

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	SHORT-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$1,112,020	$1,003,016
Net realized gain / (loss) on investments	(85)	7,129
Net change in unrealized appreciation / (depreciation) on investments	214,993	(12,936)
	1,326,928	997,209
DISTRIBUTIONS TO SHAREHOLDERS
Class I
Net investment income	(1,124,214)	(962,068)
Class A (1)
Net investment income	(162)	—
	(1,124,376)	(962,068)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	5,285,030	4,706,549
Reinvestment of distributions	1,124,214	961,289
Payments for shares redeemed	(7,354,831)	(6,058,184)
	(945,587)	(390,346)
FUND SHARE TRANSACTIONS
Class A(1)
Proceeds from shares sold	12,603	—
Reinvestment of distributions	162	—
Payments for shares redeemed	(2,637)	—
	10,128	—
NET INCREASE / (DECREASE) IN NET ASSETS	(732,907)	(355,205)
NET ASSETS
Beginning of period	28,012,675	28,367,880
End of period	$27,279,768	$28,012,675

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$135,889	$160,301

FUND SHARE TRANSACTIONS
Class I
Sold	103,100	92,474
Reinvestment of distributions	22,070	18,958
Redeemed	(143,772)	(118,966)
Net increase / (decrease) from fund share transactions	(18,602)	(7,534)
FUND SHARE TRANSACTIONS
Class A (1)
Sold	246	—
Reinvestment of distributions	3	—
Redeemed	(51)	—
Net increase / (decrease) from fund share transactions	198	—
TOTAL COST OF PURCHASES OF:
U.S. Government Securities	$10,403,991	$10,596,714
	$10,403,991	$10,596,714
TOTAL PROCEEDS FROM SALES OF:
U.S. Government Securities	$7,762,459	$14,036,352
	$7,762,459	$14,036,352
*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,124,376	$962,068
	$1,124,376	$962,068
(1) Class A shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

30

Summit Mutual Funds, Inc. – Apex Series HIGH YIELD BOND FUND

Summit High Yield Bond Fund Class I - Average Annual Total Return
1-Y ear	5-Year	Since Inception
5.40%	11.73%	6.63%

Summit High Yield Bond Fund Class A - Average Annual Total Return
1-Y ear	5-Year	Since Inception
0.66%	10.49%	5.62%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.

Fund Data

Managers:	Gary R. Rodmaker
Inception Date:	July 9, 2001
Total Net Assets:	$24.5 Million
Number Of Fixed Income Holdings:	60
Average Duration:	4.63 years
Average Maturity:	7.46 years
Average Credit Quality:	B1/B+
30-day SEC Yield - Class I:	6.74%
30-day SEC Yield - Class A:	6.22%

Quality Breakdown	Sector Allocations

(% of portfolio)
BBB BB B CCC D	4% 44% 48% 1% 3%

31

Summit Mutual Funds, Inc. – Apex Series HIGH YIELD BOND FUND

Objective – Seeks high current income and capital appreciation, secondarily.

Strategy – Under normal circumstances, the High Yield Bond Fund (the “Fund”) will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds, with intermediate maturities.

Manager’s Comments:

For the twelve month period ending September 30, 2007, the Summit High Yield Bond Fund – Class I shares provided a total return of 5.40% compared to 7.75% for the Merrill Lynch High Yield Master II Index (the “Index”). The high yield market continued to provide excellent returns to investors and performed better than the broad investment grade indexes, such as the Lehman Brothers Aggregate Bond Index, which provided a 5.14% return for the same period. The primary reason the fund underperformed the Index is because the Fund on average was positioned in higher quality high yield bonds throughout the year compared to the Index. Until late in the year, lower quality high yield bonds significantly outperformed higher quality bonds. Summit positioned the Fund’s portfolio in higher quality securities to better weather looming market and economic uncertainty.

High yield spreads (the interest rate difference between risk-free U.S. Treasury securities and high yield fixed income securities) substantially increased during the period. Using the Index as a guide, spreads widened approximately 0.75% between September 30, 2006 and September 30, 2007, with virtually all of the spread widening occurring during the last quarter of the Fund’s fiscal year. However, even with this late movement, lower quality bonds materially outperformed higher quality bonds over the course of the entire period. For example, while the higher quality BB-rated sector of the market provided a return of 6.47% over the last 12 months, the lower quality, CCC-rated sector of the market provided a return of 10.60% for the same time period.

Beginning in June and extending through the Fund’s fiscal year-end, the dynamics of the high yield marketplace changed substantially. The seemingly bottomless pool of liquidity that had flooded the market over the last several years suddenly dried-up, as investors became unwilling to finance many of the very large, highly-leveraged buyout deals that had been announced; especially at the prices that prevailed in the marketplace when the deals were structured. These market conditions created a large backlog of announced high yield debt issues waiting to close. As always, when supply and demand become imbalanced, price is the ultimate arbitrator. Prices have declined, spreads have widened, and the backlog is starting to clear. Current spread levels appear much more attractive than levels seen just a few months ago.

While the technicals of the marketplace are outlined above, the fundamental outlook for the economy has soured slightly. The likelihood of a slowdown in the economy, and the possibility of an outright recession, has given some market participants pause. Default rates are likely to rise next year, coming off a 25 year low, and corporate profit growth could slow or turn negative. Therefore, even though spreads in the marketplace are much wider and more attractive, Summit remains only neutral on the high yield market going forward and will continue the Fund’s conservative quality posture. Clearly, we believe opportunities will present themselves in this type of market, and Summit will continue to position the Fund in an attempt to take advantage of them.

32

Summit Mutual Funds, Inc. – Apex Series
HIGH YIELD BOND FUND	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	Class I
	Fiscal Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$28.75	$28.69	$27.59	$26.67	$23.48
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.81	1.94	1.93	1.90	2.20
Net realized and unrealized gains / (losses)	(0.30)	0.13	1.00	1.08	3.13
Total from Investment Activities	1.51	2.07	2.93	2.98	5.33
DISTRIBUTIONS:
Net investment income	(1.83)	(2.01)	(1.83)	(2.06)	(2.14)
Total Distributions	(1.83)	(2.01)	(1.83)	(2.06)	(2.14)
Net asset value, end of period	$28.43	$28.75	$28.69	$27.59	$26.67

Total return	5.40%	7.52%	11.03%	11.64%	23.92%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	1.25%	1.17%	1.22%	1.21%	1.18%
Ratio of net investment income / (loss) to average net assets	6.68%	7.17%	6.81%	6.93%	8.80%
Portfolio turnover rate(2)	97.01%	100.17%	99.09%	162.69%	214.02%
Net assets, end of period (000’s)	$24,300	$19,942	$19,094	$18,777	$18,519

	Class A
	Period from
	February 1, 2007(1)
	to September 30,
	2007
Net asset value, beginning of period	$29.18

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.96
Net realized and unrealized gains / (losses)	(0.63)
Total from Investment Activities	0.33

DISTRIBUTIONS:
Net investment income	(0.96)
Total Distributions	(0.96)
Net asset value, end of period	$28.55
Total return(3)	1.16%

RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	1.54	%(4)
Ratio of expenses to average net assets	6.50	%(4)
Portfolio turnover rate(2)	97.01%
Net assets, end of period (000’s)	$225

(1)  Commencement of operations.
(2)  Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)  Total return calculations do not include any sales charges.
(4)  Annualized.

The accompanying notes are an integral part of the financial statements.

33

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	HIGH YIELD BOND FUND

September 30, 2007
	SHARES	VALUE
COMMON STOCKS - 2.1%
Consumer Discretionary - 1.1%
Avado Brands, Inc. (a) (f) (h)	9,462	$95
Harrah’s Entertainment, Inc.	3,000	260,790
Intermet Corp. (a) (f) (h)	6,346	6,346
		267,231
Materials - 0.3%
Simonds Industries, Inc. (a) (f) (h)	2,746	84,961

Telecommunication Services - 0.7%
Qwest Communications International (a)	17,500	160,300
TOTAL COMMON STOCKS
(Cost $1,680,621)		512,492
PREFERRED STOCKS - 0.0%
Consumer Discretionary - 0.0%
ION Media Networks, Inc. 12.0% Payment-in-Kind Dividend	3	4,938
TOTAL PREFERRED STOCKS
(Cost $0)		4,938

	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITIES - 0.5%
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (g) (h)	$234,360	$119,772
TOTAL ASSET BACKED SECURITIES
(Cost $193,676)		119,772
CORPORATE BONDS - 92.8%
Consumer Discretionary - 21.3%
Echostar DBS Corporation
6.625%, 10/01/2014	500,000	502,500
General Motors Corp.
7.700%, 04/15/2016 (i)	300,000	269,250
Hanesbrands, Inc.
8.735%, 12/15/2014 (c)	500,000	497,500
Idearc, Inc.
8.000%, 11/15/2016	600,000	598,500
Intcomex, Inc.
11.750%, 01/15/2011 (i)	500,000	510,000
ION Media Networks, Inc.
11.000%, 07/31/2013 (i)	493,849	395,079
Jarden Corp.
7.500%, 05/01/2017 (i)	250,000	241,875
MGM Mirage, Inc.
6.750%, 09/01/2012 (i)	500,000	491,875
OSI Restaurant Partners, LLC
9.625%, 05/15/2015 (b) (i)	100,000	88,500
R.H. Donnelley Corp.
6.875%, 01/15/2013 (b) (i)	500,000	472,500
Radio One, Inc.
8.875%, 07/01/2011 (i)	125,000	123,750
Station Casinos, Inc.
6.000%, 04/01/2012	500,000	475,000
Yankee Acquisition Corp.
9.750%, 02/15/2017 (i)	600,000	567,000
		5,233,329

	PRINCIPAL
	AMOUNT	VALUE
Consumer Staples - 3.0%
Constellation Brands, Inc.
7.250%, 09/01/2016 (i)	$500,000	$500,000
Del Monte Corp.
6.750%, 02/15/2015 (i)	250,000	240,000
		740,000
Energy - 10.0%
Chesapeake Energy Corp.
6.625%, 01/15/2016	500,000	497,500
Complete Production Services Inc.
8.000%, 12/15/2016 (i)	500,000	494,375
Encore Acquisition Co.
7.250%, 12/01/2017	300,000	284,250
Peabody Energy Corp.
7.375%, 11/01/2016	250,000	263,750
Pioneer Natural Resources Co.
6.650%, 03/15/2017	500,000	467,433
Range Resources Corp.
7.375%, 07/15/2013	178,000	180,670
7.500%, 05/15/2016 (i)	250,000	255,000
		2,442,978
Financials - 7.6%
Ford Motor Credit Co. LLC
5.800%, 01/12/2009	375,000	362,199
8.110%, 01/13/2012 (c)	250,000	236,228
8.000%, 12/15/2016 (i)	125,000	116,938
Host Marriott LP
6.750%, 06/01/2016 (i)	500,000	495,000
NXP BV/NXP Funding LLC
7.875%, 10/15/2014	250,000	240,625
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (b)	250,000	266,250
Ventas Realty LP
7.125%, 06/01/2015	150,000	153,000
		1,870,240
Health Care - 3.7%
Community Health Systems, Inc.
8.875%, 07/15/2015 (b) (i)	250,000	256,875
DaVita, Inc.
7.250%, 03/15/2015 (i)	125,000	125,313
HCA, Inc.
9.250%, 11/15/2016 (b)	500,000	531,250
		913,438
Industrials - 7.8%
American Railcar Industries, Inc.
7.500%, 03/01/2014 (i)	150,000	149,250
Aramark Corp.
8.500%, 02/01/2015 (i)	600,000	612,000
DRS Technologies, Inc.
7.625%, 02/01/2018 (i)	125,000	127,500
Dynegy Holdings, Inc.
7.750%, 06/01/2019 (b)	250,000	239,062
Harland Clarke Holdings Corp.
9.500%, 05/15/2015 (i)	250,000	223,125
Kansas City Southern De Mexico
7.375%, 06/01/2014 (b)	300,000	293,250

The accompanying notes are an integral part of the financial statements.

34

Summit Mutual Funds, Inc. – Apex Series
HIGH YIELD BOND FUND	SCHEDULE OF INVESTMENTS

	PRINCIPAL
	AMOUNT	VALUE
Industrials - 7.8% (Continued)
Mueller Water Products, Inc.
7.375%, 06/01/2017 (b)	$300,000	$279,000
		1,923,187
Information Technology - 3.7%
Iron Mountain, Inc.
7.750%, 01/15/2015 (i)	300,000	299,250
Sanmina SCI Corp.
8.110%, 06/15/2010 (b) (c) (i)	600,000	594,000
		893,250
Materials - 20.2%
Boise Cascade LLC
8.236%, 10/15/2012 (c)	125,000	125,000
Consol Energy, Inc.
7.875%, 03/01/2012	300,000	312,750
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	600,000	655,500
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b) (i)	500,000	483,750
Huntsman LLC
11.625%, 10/15/2010	130,000	137,800
Lyondell Chemical Co.
8.250%, 09/15/2016	500,000	563,750
Momentive Performance Materials, Inc.
9.750%, 12/01/2014 (b)	250,000	247,500
Mosaic Co.
7.625%, 12/01/2016 (b) (c)	600,000	639,750
Petroplus Finance Ltd
7.000%, 05/01/2017 (b)	600,000	570,000
Stone Container SSCC
8.000%, 03/15/2017 (i)	600,000	589,500
Warnaco, Inc.
8.875%, 06/15/2013	600,000	630,000
		4,955,300
Telecommunication Services - 9.7%
Intelsat Bermuda Ltd
11.250%, 06/15/2016 (i)	600,000	642,750
iPCS, Inc.
7.480%, 05/01/2013 (b)(c)	600,000	582,000

	PRINCIPAL
	AMOUNT	VALUE
Telecommunication Services - 9.7% (Continued)
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c) (i)	$500,000	$506,250
Windstream Corp.
8.625%, 08/01/2016	600,000	639,750
		2,370,750
Utilities - 5.8%
Calpine Corp.
9.875%, 12/01/2011 (b) (g)	500,000	532,500
Edison Mission Energy
7.500%, 06/15/2013	500,000	512,500
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	400,000	379,566
		1,424,566
TOTAL CORPORATE BONDS
(Cost $22,921,073)		22,767,038

	SHARES	VALUE
INVESTMENT COMPANIES - 1.9%
Pioneer Floating Rate Trust	25,000	$451,500
TOTAL INVESTMENT COMPANIES
(Cost $473,734)		451,500
SHORT TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Northern Institutional Diversified Assets Portfolio	254,879	254,879
TOTAL SHORT TERM INVESTMENTS
(Cost $254,879)		254,879
Total Investments (Cost $25,523,983) (d) - 98.3%		24,110,619
Northern Institutional Liquid Assets Portfolio (e) - 32.2%		7,906,680
Liabilities in Excess of Other Assets - (30.5)%		(7,492,697)
TOTAL NET ASSETS - 100.0%		$24,524,602

(a)	Non-income producing security.
(b)
Security exempt from registration under the Securities Act of 1933. These securities may be resold only in transactions exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers.

(c)	Variable rate security.
(d)
For federal income tax purposes, cost is $25,524,345 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $362,838 and ($1,776,564), respectively, with a net appreciation / (depreciation) of ($1,413,726).

(e)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the value of the collateral purchased with cash, and the noncash collateral accepted are $7,732,720, $7,906,860, and $122,317, respectively.

(f)	Security is considered illiquid. The aggregate value of such securities is $91,402, or 0.4% of total net assets.
(g)	Security in default.
(h)	Valued in good faith under procedures adopted by the Board of Directors.
(i)	All or a portion of the security is out on loan.

The accompanying notes are an integral part of the financial statements.

35

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007

ASSETS
Investments in securities, at value	$24,110,619
Collateral for securities loaned, at fair value	7,906,680
Receivables:
Shares sold	1,043
Interest and dividends	466,184
Prepaid expenses and other	11,826
32,496,352
LIABILITIES
Payables:
Payable upon return of securities loaned	7,906,680
Shares redeemed	16,598
Professional fees	18,067
Advisory fees	13,243
Fund accounting fees	5,556
Administration fees	2,037
Custodian fees	791
Directors’ fees	51
12b-1 fees	177
Other accrued expenses	8,550
7,971,750
NET ASSETS*
Paid-in capital	47,037,746
Accumulated undistributed net investment
income / (loss)	186,112
Accumulated net realized gain / (loss)
on investments	(21,285,892)
Net unrealized appreciation / (depreciation)
on investments	(1,413,364)
$24,524,602

Investments at cost	$25,523,983
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class A ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$24,299,912	854.714	$28.43
Class A	$224,690	7.871	$28.55
Class A maximum offering price per share
(net asset value plus sales charge of 4.25% of offering price)			$29.82

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
	Percentage of ordinary distributions designated as
	qualified dividend income	1.16%
	Dividends received deduction for corporate shareholders	1.10%
	Undistributed ordinary income	$186,112
Capital Loss Carryforward
Expiring September 30:
2009	2010	2011	2012	2015
$(17,464,662)	$(1,527,322)	$(1,025,886)	$(791,075)	$(476,585)

STATEMENT OF OPERATIONS
For the year ended September 30, 2007

INVESTMENT INCOME
Interest	$1,839,359
Dividends	50,876
Other income	7,109
1,897,344
EXPENSES
Advisory fees	155,454
Registration fees	31,858
Transfer agent fees	30,555
Fund accounting fees	24,215
Administration fees	23,916
Professional fees	22,515
Custodian fees	3,093
Directors’ fees	3,045
Shareholder reporting fees	1,704
12b-1 fees - Class A	275
Other expenses	2,788
299,418
NET INVESTMENT INCOME / (LOSS)	1,597,926

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	79,041
Net change in unrealized appreciation /
(depreciation) on investments	(506,253)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	(427,212)

NET INCREASE / (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,170,714

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee
0.65%	0.10%

The accompanying notes are an integral part of the financial statements.

36

Summit Mutual Funds, Inc. – Apex Series
HIGH YIELD BOND FUND	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$1,597,926	$1,341,248
Net realized gain / (loss) on investments	79,041	138,130
Net change in unrealized appreciation / (depreciation) on investments	(506,253)	(114,653)
	1,170,714	1,364,725
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(1,496,841)	(1,319,099)
Class A(1)
Net investment income	(6,901)	—
	(1,503,742)	(1,319,099)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	7,780,637	3,366,699
Reinvestment of distributions	661,621	405,854
Payments for shares redeemed	(3,758,957)	(2,970,070)
	4,683,301	802,483
FUND SHARE TRANSACTIONS
Class A(1)
Proceeds from shares sold	230,750	—
Reinvestment of distributions	4,214	—
Payments for shares redeemed	(2,411)	—
	232,553	—
NET INCREASE / (DECREASE) IN NET ASSETS	4,582,826	848,109
NET ASSETS
Beginning of period	19,941,776	19,093,667
End of period	$24,524,602	$19,941,776
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$186,112	$165,742

FUND SHARE TRANSACTIONS
Class I
Sold	268,523	118,629
Reinvestment of distributions	23,056	14,478
Redeemed	(130,542)	(104,877)
Net increase / (decrease) from fund share transactions	161,037	28,230
Class A(1)
Sold	7,810	—
Reinvestment of distributions	147	—
Redeemed	(86)	—
Net increase / (decrease) from fund share transactions	7,871	—
TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$1,658,948	$1,089,927
U.S. Government Securities	674,105	—
Corporate Bonds	25,699,230	16,712,215
	$28,032,283	$17,802,142
TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$1,913,795	$2,363,381
U.S. Government Securities	2,229,834	—
Corporate Bonds	18,346,995	15,610,978
	$22,490,624	$17,974,359
*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$1,503.742	$1,319,099
	$1,503,742	$1,319,099
(1)	Class A shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

37

Summit Mutual Funds, Inc. – Apex Series MONEY MARKET FUND

Fund Data

Managers:	Subadvised by Deutsche Investment Management Americas, Inc.
Inception Date:	June 28, 2000
Total Net Assets:	$137.7 Million
7-day SEC Yield:	5.11%

Sector Allocations

38

Summit Mutual Funds, Inc. – Apex Series MONEY MARKET FUND

Objective – Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

Strategy – The Money Market Fund intends to invest 100% of the value of its assets in high quality short-term securities.

Manager’s Comments:

In one of the most turbulent times experienced by financial markets in recent memory, investors were held captive as the considerable weakness in the U.S. housing sector and fears of further sub-prime spillover ignited a chain of events that rippled through the markets. An immense appetite for risk dramatically shifted to extreme risk aversion creating wider credit spreads, higher volatilities, reduced liquidity, and severe dislocation in short-term credit markets. The deterioration in credit markets and increased volatility sparked a “flight to quality” rally as investors sought the safe haven of treasuries amidst increasing uncertainty. With the short-term credit markets seizing up, the uncertainty and scrutiny surrounding the credit quality of collateral backing Asset-backed Commercial Paper (“ABCP”) morphed into a widespread liquidity issue causing interest rates to spike. Meanwhile, given liquidity concerns and rising London Interbank Offered Rate (“LIBOR”) levels, the European Central Bank (“ECB”) and Federal Reserve Bank (“Fed”) stepped in to inject significant amounts of liquidity to the system in order to help bring interbank rates back in line with official targets. The tightening of financial conditions heightened the downside risks to economic growth and the market in turn aggressively priced in interest rate easing by year-end.

The Fed left interest rates unchanged throughout much of the past year despite growing uncertainty surrounding the extent of potential sub-prime spillover effects into the broader economy. At its August 7, 2007 meeting, the Federal Open Market Committee (“FOMC”) noted that they were prepared to act as needed to stem further market disruptions as downside risks to economic growth had increased appreciably. In order to alleviate the liquidity issues effecting the short-term debt markets, Fed Chairman Bernanke added liquidity to the banking system and lowered the discount window by 0.50% but market conditions only improved modestly. A surprisingly weak August employment report and big downward revisions to prior months’ employment reports increased recession concerns and made an interest rate ease at the September FOMC meeting all but assured. The debate on Wall Street was whether the Fed would go 0.25% or 0.50%. In a decisive and aggressive move the Fed did not disappoint the markets as they slashed both the Fed Funds and discount rate by 0.50% to 4.75% and 5.00%, respectively. The language in the statement made it clear the Fed wanted to head off restraints to economic growth caused by disruptions in financial markets. Further Fed action will most likely depend on the extent of housing weakness spilling over into consumer spending and the labor market, the performance of incoming economic data, and developments in financial markets.

Market conditions and liquidity in the short-term credit markets have improved somewhat over the past couple weeks of September as investors have increased investment activity further out the maturity spectrum. Despite the market beginning to stabilize, liquidity remains spotty, and we are still far from historic norms on interest rate spreads over Treasury Securities for Commercial Paper (“CP”).

Our strategy over the first 3 Quarters of the fiscal year was to remain consistently short to neutral in weighted average maturity (WAM) of the portfolio as we maximized opportunities in shorter-term securities. Our focus was on 3 month CP where the LIBOR curve peaked, and we maintained a core allocation to floating rate product. As the short-term credit markets seized up and liquidity became scarce during this summer’s meltdown, our investment strategy was to remain cautiously aggressive. Working closely with our credit team, we continued buying the bank-sponsored, multi-seller ABCP programs with which we were comfortable credit-wise. The lion share of August’s purchases were short maturities (1-3 months), but as a hedge to further credit deterioration, we extended the WAM with 6 – 9 month U.S. Treasuries and Agencies. In September as Fed action to lower interest rates seemed imminent, we extended the WAM to 43 – 45 days by purchasing high quality six month bank securities. Also as the dislocation between LIBOR and Fed Funds Rate remains abnormally wide, our floating rate securities have performed well.

39

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL HIGHLIGHTS	MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	Fiscal Year Ended September 30,
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.05	0.04	0.02	0.01	0.01
Total from Investment Activities	0.05	0.04	0.02	0.01	0.01
DISTRIBUTIONS:
Net investment income	(0.05)	(0.04)	(0.02)	(0.01)	(0.01)
Total Distributions	(0.05)	(0.04)	(0.02)	(0.01)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	5.06%	4.33%	2.33%	0.79%	0.95%

RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets - gross	0.58%	0.56%	0.60%	0.59%	0.56%
Ratio of net investment income / (loss) to average net assets	4.96%	4.30%	2.33%	0.79%	0.95%
Net assets, end of period (000’s)	$137,723	$125,364	$109,406	$103,499	$112,651

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

The accompanying notes are an integral part of the financial statements.

40

Summit Mutual Funds, Inc. – Apex Series
MONEY MARKET FUND	SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007
	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITIES - 0.7%
Steers Mercury III Trust
5.149%, 10/29/2007 (a) (c)	$988,552	$988,552
TOTAL ASSET BACKED SECURITIES
(Cost $988,552)		988,552
CERTIFICATE OF DEPOSIT - 11.9%
ABN Amro
5.650%, 12/17/2007	1,500,000	1,500,472
Barclays Bank PLC
5.500%, 03/12/2008	1,300,000	1,300,000
Credit Industrial
5.380%, 10/29/2007	1,000,000	999,744
5.210%, 12/21/2007	1,400,000	1,400,031
HSH Nordbank AG
5.350%, 01/11/2008	1,000,000	999,989
Mizuho Corporate Bank
5.600%, 11/30/2007	2,000,000	2,000,000
KBC Bank
5.70%, 03/06/2008	1,000,000	1,000,421
Norinchukin Bank
5.345%, 11/26/2007	1,000,000	1,000,000
Societe Generale
5.350%, 01/18/2008	1,500,000	1,500,000
5.305%, 01/24/2008	1,800,000	1,800,028
UBS AG
5.480%, 03/07/2008	1,300,000	1,300,000
5.390%, 03/18/2008	1,500,000	1,500,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $16,300,685)		16,300,685
COMMERCIAL PAPER - 53.3%
ANZ National Ltd.
5.790%, 10/05/2007 (b)	2,800,000	2,798,199
Apreco LLC
5.300%, 10/01/2007	1,766,000	1,766,000
AstraZeneca
5.220%, 12/12/2007 (b)	1,000,000	989,560
Cafco LLC
5.800%, 11/16/2007 (b)	3,500,000	3,474,061
Caisse National
5.168%, 11/13/2007 (b)	1,000,000	993,827
Cancara Asset Securitization Ltd.
5.215%, 01/14/2008 (b)	1,400,000	1,378,705
6.170%, 12/14/2007 (b)	2,000,000	1,974,634
Cedar Springs Capital
5.270%, 10/19/2007 (b)	1,702,000	1,697,515
5.270%, 10/22/2007 (b)	1,000,000	996,926
5.275%, 10/17/2007 (b)	1,000,000	997,656
Ciesco LP
5.750%, 11/20/2007 (b)	4,000,000	3,968,056
Dresdner Finance, Inc.
5.150%, 10/01/2007	4,850,000	4,850,000
Giro Funding Corp.
5.275%, 10/19/2007 (b)	1,250,000	1,246,703
5.275%, 10/23/2007 (b)	1,000,000	996,776
Grampian Funding LLC
5.175%, 10/10/2007 (b)	1,500,000	1,498,059
5.180%, 12/20/2007 (b)	1,400,000	1,383,885

	PRINCIPAL
	AMOUNT	VALUE
COMMERCIAL PAPER - 53.3% (Continued)
KBC Financial Products International Ltd.
5.220%, 12/17/2007 (b)	$1,250,000	$1,236,044
Liberty Street Funding
5.40%, 10/25/2007 (b)	1,400,000	1,394,960
5.270%, 11/28/2007 (b)	1,400,000	1,388,113
Monument Gardens Funding LLC
5.30%, 10/01/2007	4,000,000	4,000,000
Natixis Corp.
5.160%, 10/01/2007	6,940,000	6,940,000
Nestle Capital Corp.
5.230%, 01/24/2008 (b)	1,000,000	983,293
Old Line Funding Corp.
6.00%, 11/26/2007 (b)	2,000,000	1,981,333
Perry Global Funding LLC
5.170%, 10/25/2007 (b)	700,000	697,587
5.230%, 12/21/2007 (b)	1,000,000	988,233
Prudential Funding
5.440%, 11/26/2007 (b)	2,500,000	2,478,845
Ranger Funding Co.
6.250%, 10/29/2007 (b)	2,000,000	1,990,278
Sheffield Receivables Corp.
5.250%, 10/05/2007 (b)	3,000,000	2,998,250
6.100%, 12/13/2007 (b)	1,000,000	987,631
Swedbank Corp.
5.190%, 10/11/2007 (b)	750,000	748,919
Swedish National Housing Finance Corp.
5.420%, 11/26/2007 (b)	2,000,000	1,983,138
5.80%, 10/12/2007 (b)	4,000,000	3,992,911
Teachers Insurance and Annuity Association
5.310%, 11/20/2007	2,000,000	1,985,250
Total Capital
5.380%, 10/04/2007 (b)	1,400,000	1,399,372
Tulip Funding Corp.
6.250%, 11/13/2007 (b)	2,000,000	1,985,069
UBS Finance LLC
5.190%, 10/05/2007 (b)	1,000,000	999,423
Westpac Banking Corp.
5.230%, 11/20/2007 (b)	1,250,000	1,240,920
TOTAL COMMERCIAL PAPER
(Cost $73,410,131)		73,410,131

FLOATING RATE NOTES (a) - 32.2%
American Express Bank
5.790%, 10/08/2007	2,000,000	1,999,980
American Honda Finance Corp.
5.330%, 11/09/2007	2,000,000	2,000,000
Banco Espanol De Credito
5.350%, 10/18/2007 (b)	1,500,000	1,500,000
BBVA US Senior SA Unipersonal
5.380%, 10/17/2007	2,500,000	2,500,586
Bellsouth Corp.
5.683%, 11/15/2007	2,000,000	2,000,332
BNP Paribas
5.119%, 10/26/2007 (b)	1,000,000	1,000,000
Canadian Imperial Bank
4.890%, 10/01/2007	2,000,000	1,999,967
4.890%, 10/01/2007	625,000	625,000
4.910%, 10/18/2007	1,300,000	1,297,985

The accompanying notes are an integral part of the financial statements.

41

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	MONEY MARKET FUND

	PRINCIPAL
	AMOUNT	VALUE
FLOATING RATE NOTES (a) - 32.2% (Continued)
Carrera Capital Finance LLC
5.678%, 12/06/2007 (b)	$2,000,000	$2,000,000
Danske Bank A/S
5.508%, 10/28/2007 (b)	1,200,000	1,199,924
DNB Nor Bank ASA
5.131%, 10/25/2007	3,000,000	3,000,000
General Electric Capital Corp.
5.696%, 12/04/2007	2,000,000	1,999,366
5.156%, 10/24/2007	4,000,000	4,000,000
Goldman Sachs Group
5.370%, 10/01/2007	2,000,000	2,000,000
5.360%, 10/01/2007	1,000,000	1,000,000
5.475%, 10/05/2007	1,000,000	1,000,017
K2 LLC
5.320%, 10/02/2007	1,000,000	999,968
5.505%, 11/26/2007 (b)	2,000,000	2,000,237
Links Finance LLC
5.315%, 10/27/2007	1,000,000	999,944
5.475%, 11/26/2007 (b)	2,000,000	1,999,957
M&I Bank
5.753%, 10/15/2007	1,000,000	1,000,000
Merrill Lynch and Co.
5.342%, 11/23/2007	1,250,000	1,250,000
Morgan Stanley
5.473%, 10/14/2007	1,000,000	1,000,000
Skandinaviska Enskilda Banken
5.634%, 10/18/2007	3,000,000	3,000,000
Unicredito Italiano Bank Ireland
5.840%, 10/09/2007	1,000,000	1,000,000
TOTAL FLOATING RATE NOTES
(Cost $44,373,263)		44,373,263

	PRINCIPAL
	AMOUNT	VALUE
U.S. GOVERNMENT AGENCY ISSUES - 3.0%
Federal Home Loan Banks
4.880%, 02/25/2008	$3,000,000	$2,940,220
U.S. Treasury Note
2.625%, 05/15/2008	1,200,000	1,186,741
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $4,126,961)		4,126,961

	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%
Northern Institutional Diversified Assets Portfolio	1,987	$1,987
TOTAL MONEY MARKET FUNDS
(Cost $1,987)		1,987
Total Investments (Cost $139,201,579) - 101.1%		139,201,579
Liabilities in Excess of Other Assets - (1.1)%		(1,478,337)
TOTAL NET ASSETS - 100.0%		$137,723,242

(a)
Variable rate security. The coupon rate shown on variable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b)
Security is exempt from registration under the Securities Act of 1933. It may be resold only in transactions that are exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations (“NRSO”), or if only one NRSO rates the security, by that NRSO.

(c)
Security is exempt from registration under the Securities Act of 1933. It may be resold only in transactions that are exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers. These securities have been determined to be illiquid for not meeting the required criteria adopted by the Fund’s Board to be classified as liquid securities. The aggregate value of such securities is $988,552 or 0.7% of total net assets.

The accompanying notes are an integral part of the financial statements.

42

Summit Mutual Funds, Inc. – Apex Series
MONEY MARKET FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007

ASSETS
Investments in securities, at value	$139,201,579
Receivables:
Shares sold	1,805
Interest and dividends	466,005
Prepaid expenses and other	3,267
139,672,656
LIABILITIES
Payables:
Shares redeemed	1,859,457
Bank overdraft	2,245
Dividends Payable	681
Advisory fees	27,742
Professional fees	22,004
Administration fees	11,499
Fund accounting fees	9,790
Custodian fees	4,070
Directors’ fees	218
Other accrued expenses	11,708
1,949,414
NET ASSETS
Paid-in capital	137,723,242
$137,723,242

Investments at cost	$139,201,579
Shares authorized per class ($.10 par value)	200,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$137,723,242	137,723,242	$1.00

STATEMENT OF OPERATIONS
For the year ended September 30, 2007

INVESTMENT INCOME
Dividends	$8,347
Interest	6,985,390
6,993,737
EXPENSES
Advisory fees	452,232
Administration fees	129,209
Fund accounting fees	40,278
Professional fees	33,133
Transfer agent fees	32,829
Directors’ fees	16,104
Custodian fees	15,079
Shareholder reporting fees	8,739
Other expenses	17,260
744,863
Reimbursements and waivers	(163,421)
581,442
NET INVESTMENT INCOME / (LOSS)	6,412,295

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	—
Net change in unrealized appreciation /
(depreciation) on investments	—

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	—

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,412,295

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.35%	0.10%	0.45%	$163,421

The accompanying notes are an integral part of the financial statements.

43

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
Fiscal Year Ended September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$6,412,295	$4,911,087
Net realized gain / (loss) on investments	—	1,150

	6,412,295	4,912,237

DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(6,412,295)	(4,911,087)
Net realized gain on investments	—	(1,150)

	(6,412,295)	(4,912,237)

FUND SHARE TRANSACTIONS
Proceeds from shares sold	109,667,646	60,024,006
Reinvestment of distributions	6,386,542	4,904,878
Payments for shares redeemed	(103,694,599)	(48,971,288)

	12,359,589	15,957,596

NET INCREASE / (DECREASE) IN NET ASSETS	12,359,589	15,957,596
NET ASSETS
Beginning of period	125,363,653	109,406,057

End of period	$137,723,242	$125,363,653

FUND SHARE TRANSACTIONS
Sold	109,667,646	60,024,006
Reinvestment of distributions	6,386,542	4,904,878
Redeemed	(103,694,599)	(48,971,288)
Net increase / (decrease) from fund share transactions	12,359,589	15,957,596
*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$6,412,295	$4,912,237
	$6,412,295	$4,912,237

The accompanying notes are an integral part of the financial statements.

44

Summit Mutual Funds, Inc. – Apex Series LARGE CAP GROWTH FUND

Summit Large Cap Growth Fund Class I - Average Annual Total Return
	Calendar
Quarter to Date	Year to Date	Since Inception
4.46%	9.58%	9.15%

Summit Large Cap Growth Fund Class A - Average Annual Total Return
	Calendar
Quarter to Date	Year to Date	Since Inception
-1.16%	3.16%	2.75%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class I share performance is based on Class A performance. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Fund Data

Managers:	John Thompson
Inception Date:	December 28, 2006
Total Net Assets:	$1.1 Million
Number Of Equity Holdings:	66
Median Cap Size:	$37,982 (in millions)
Average Price-to-earnings Ratio:	22.1x
Average Price-to-book Ratio:	4.15x

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Microsoft Corp. Apple, Inc. Intel Corp. Materials Select Sector SPDR Trust Cisco Systems, Inc. PepsiCo, Inc. United Technologies Corp. General Electric Co. American Express Co. eBay, Inc.	3.7% 3.7% 3.4% 3.1% 2.9% 2.6% 2.6% 2.3% 2.2% 2.2%

45

Summit Mutual Funds, Inc. – Apex Series LARGE CAP GROWTH FUND

Objective – Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Strategy – The Large Cap Growth Fund (the “Fund”) seeks securities that generate targeted sales, earnings, and cash flow growth potential, selling at a discount relative to their potential for growth.

Manager’s Comments:

The Large Cap Growth Fund Class I total return performance since the Fund’s inception beginning December 28, 2006 and ending September 30, 2007 was 9.15%1 versus 12.25% for the Russell 1000 Growth Index (the “Index”) and 8.64% for the S&P 500 Index.

The most notable event during the year was the August credit disruptions and their potential impact on U.S. economic growth. In the short-term the disruptions halted the excess liquidity environment in place since early in the year. Brought on by the slide of the housing market, the financial effects were broad. The widespread effect, coupled with a decline of liquidity, has dampened broader economic growth prospects.

The Federal Reserve Bank’s (Fed) September 18th interest rate cut should soften any economic slowdown. However, the rate cut has raised some inflation concerns, and weakened the U.S. dollar, and in-turn sparked higher oil prices. In the near term, a weaker dollar should spur foreign spending on U.S. goods, and help support the economy. Longer term, inflation and dollar trends may limit the Fed’s capacity to sufficiently support the economy.

Excluding stocks linked to the housing market decline, the domestic large-cap segment of the stock market appears to be attractively valued relative to other asset classes. A slow down in the economy should put a premium on stocks able to continue to grow earnings, as growth becomes scarce. The Large Cap Growth Fund is positioned with investments in these types of companies - those with strong growth prospects in this environment.

Contributors to Performance

Strength was broad based and fairly consistent throughout the year. Healthcare was a strong sector as the Fund overweighted in the sector relative to the Index and had favorable selection among pharmaceutical and biotechnology stocks. Strength was also generated in the technology sector where larger-cap stocks offered returns well above average. The portfolio benefited from exposure to Cisco Systems, Intel, and Apple. Lastly, energy stocks continued their push higher as oil prices reached new highs.

Detractors to Performance

The most significant drag on performance was the portfolio’s limited exposure to mid to smallcap stocks relative to the Index. Early in the year the market favored the smaller companies in the Index and the portfolio was almost exclusively exposed to large-cap stocks. While the trend did not continue, the drag from the first quarter produced year-to-date results trailing the Index where a significant portion of the Index is composed of mid-cap stocks.

On a sector basis, consumer discretionary stocks were relatively weak during the year. Cautious on the general strength and spending power of the consumer, the portfolio was underweight consumer stocks. Despite the underweight, stocks held within the retail and restaurant industries were poor performers on balance. Concerns surfaced as a result of liquidity and the housing market decline and kept pressure on the group. We view these issues with continued concern and have further reduced exposure to these industries.

1  Prior to February 1, 2007 Class I share performance is based on Class A share performance, adjusted to remove the A shares’ Distribution/12b-1 fees. See Note 3.

46

Summit Mutual Funds, Inc. – Apex Series
LARGE CAP GROWTH FUND	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.
	Class I
	Period from
	February 1, 2007(1)
	to September 30,
	2007
Net asset value, beginning of period	$50.73
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.04
Net realized and unrealized gains / (losses)	3.83
Total from Investment Activities	3.87
DISTRIBUTIONS:
Net investment income	—
Net realized gains	—
Total Distributions	—
Net asset value, end of period	$54.60

Total return	7.63%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)	1.10	%(3)
Ratio of expenses to average net assets - gross	14.12	%(3)
Ratio of net investment income / (loss) to average net assets	0.20	%(3)
Portfolio turnover rate(4)	46.36%
Net assets, end of period (000’s)	$1,050

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.
	Class A
	Period from
	December 28, 2006(1)
	to September 30,
	2007
Net asset value, beginning of period	$50.00
INVESTMENT ACTIVITIES:
Net investment income / (loss)	(0.05)
Net realized and unrealized gains / (losses)	4.56
Total from Investment Activities	4.51
DISTRIBUTIONS:
Net investment income	—
Net realized gains	—
Total Distributions	—
Net asset value, end of period	$54.51

Total return(5)	7.63%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(2)	1.35	%(3)
Ratio of expenses to average net assets - gross	16.22	%(3)
Ratio of net investment income / (loss) to average net assets	-0.03	%(3)
Portfolio turnover rate(4)	46.36%
Net assets, end of period (000’s)	$31

(1)	Commencement of operations.
(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)	Annualized.
(4)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

46

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	LARGE CAP GROWTH FUND

SEPTEMBER 30, 2007
	SHARES	VALUE
COMMON STOCKS - 94.5%
Consumer Discretionary - 13.7%
Comcast Corp. (a)	640	$15,475
eBay, Inc. (a)	600	23,412
Gamestop Corp New (a)	230	12,961
Gentex Corp.	570	12,221
Guess ?, Inc.	270	13,238
International Game Technology	270	11,637
Papa John’s International, Inc. (a)	320	7,821
Select Comfort Corp. (a)	310	4,324
Starbucks Corp. (a)	600	15,720
Target Corp.	340	21,614
Tractor Supply Co. (a)	210	9,679
		148,102
Consumer Staples - 8.3%
Anheuser-Busch Companies, Inc.	370	18,496
PepsiCo, Inc.	390	28,572
Procter & Gamble Co.	320	22,509
Wal-Mart Stores, Inc.	220	9,603
Whole Foods Market, Inc.	220	10,771
		89,951
Energy - 8.2%
Chevron Corp.	180	16,844
Devon Energy Corp.	140	11,648
ENSCO International, Inc.	170	9,537
Helmerich & Payne, Inc.	300	9,849
National-Oilwell Varco, Inc. (a)	130	18,785
Schlumberger Ltd.	210	22,050
		88,713

Financials - 6.0%
American Express Co.	400	23,748
American International Group, Inc.	150	10,147
Citigroup, Inc.	380	17,735
The Goldman Sachs Group, Inc.	60	13,004
		64,634
Health Care - 14.6%
Abbott Laboratories	360	19,303
Baxter International, Inc.	180	10,130
Celgene Corp. (a)	170	12,123
The Cooper Cos, Inc.	200	10,484
Genentech, Inc. (a)	210	16,384
Gilead Sciences, Inc. (a)	420	17,165
Medtronic, Inc.	190	10,718
Novartis AG - ADR	260	14,290
Schering Plough Corporation	650	20,560
UnitedHealth Group, Inc.	310	15,013
Varian Medical Systems, Inc. (a)	270	11,310
		157,480

	SHARES	VALUE
Industrials - 15.5%
3M Co.	60	$5,615
BE Aerospace, Inc. (a)	370	15,366
Burlington Northern Santa Fe Corp.	120	9,740
FedEx Corp.	165	17,284
First Solar, Inc. (a)	50	5,887
General Electric Co.	610	25,254
Genesee & Wyoming, Inc. (a)	320	9,229
Illinois Tool Works, Inc.	300	17,892
Ingersoll-Rand Co.	230	12,528
Monster Worldwide, Inc. (a)	230	7,834
Raytheon Co.	210	13,402
United Technologies Corp.	345	27,766
		167,797
Information Technology - 27.0%
Adobe Systems, Inc. (a)	360	15,718
Akamai Technologies, Inc. (a)	300	8,619
Apple, Inc. (a)	260	39,921
Autodesk, Inc. (a)	270	13,492
Cisco Systems, Inc. (a)	950	31,455
Dell, Inc. (a)	800	22,080
Electronic Arts, Inc. (a)	300	16,797
Google, Inc. - Class A (a)	20	11,345
Intel Corp.	1,420	36,721
International Business Machines Corp.	100	11,780
Microsoft Corp.	1,370	40,360
NAVTEQ Corp. (a)	210	16,374
Qualcomm, Inc.	240	10,142
The Western Union Co.	820	17,195
		291,999
Utilities - 1.2%
Exelon Corp.	90	6,782
FPL Group, Inc.	110	6,697
		13,479
TOTAL COMMON STOCKS
(Cost $943,183)		1,022,155

INVESTMENT COMPANIES - 5.1%
Materials Select Sector SPDR Trust	790	33,267
iShares U.S. Dow Jones Medical Device Index (a)	370	22,237
TOTAL INVESTMENT COMPANIES
(Cost $49,738)		55,504
SHORT TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
Northern Institutional Diversified Assets Portfolio	24,308	24,308
TOTAL SHORT TERM INVESTMENTS
(Cost $24,308)		24,308
Total Investments (Cost $1,017,229) (b) - 101.8%		1,101,967
Liabilities in Excess of Other Assets - (1.8)%		(20,439)
TOTAL NET ASSETS - 100.0%		$1,081,528

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $1,017,318 and gross unrealized appreciation and depreciation of securities as of September 30, 2007 was $119,012 and ($34,363), respectively, with a net appreciation / (depreciation) of $84,649.

The accompanying notes are an integral part of the financial statements.

48

Summit Mutual Funds, Inc. – Apex Series
LARGE CAP GROWTH FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2007

ASSETS
Investments in securities, at value	$1,101,967
Receivables:
Securities sold	24,349
Reimbursement from adviser	8,875
Interest and dividends	665
Prepaid expenses and other	6,777
1,142,633
LIABILITIES
Payables:
Investment securities purchased	30,107
Professional fees	19,135
Fund accounting fees	3,650
Custodian fees	553
12b-1 fees	249
Directors’ fees	2
Other accrued expenses	7,409
61,105
NET ASSETS
Paid-in capital	1,008,003
Accumulated undistributed net
investment income / (loss)	807
Accumulated net realized gain / (loss)
on investments	(12,020)
Net unrealized appreciation / (depreciation)
on investments	84,738
$1,081,528

Investments at cost	$1,017,229
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class A ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$1,050,351	19,238	$54.60
Class A	$31,177	572	$54.51

Class A maximum offering price per share
(net asset value plus sales charge of 5.75%
of offering price)			$57.84

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2007
	Undistributed ordinary income	$807
	Unrealized appreciation	$84,649
	Post October Capital Loss Carryforward	$(11,931)

STATEMENT OF OPERATIONS
Period from December 28, 2006(1) to
September 30, 2007

INVESTMENT INCOME
Dividends	$6,944
Foreign dividend taxes withheld	(11)
6,933
EXPENSES
Transfer agent fees	24,371
Professional fees	20,402
Registration fees	14,196
Fund accounting fees	11,045
Advisory fees	3,995
Custodian fees	1,694
Administration fees	533
12b-1 fees - Class A	267
Directors’ fees	69
Shareholder reporting fees	68
Other expenses	889
77,529
Reimbursements and waivers	(71,403)
6,126
NET INVESTMENT INCOME / (LOSS)	807
REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(12,020)
Net change in unrealized appreciation /
(depreciation) on investments	84,738

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	72,718
NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$73,525

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Class I	Class A	Reimbursements
Fee	Fee	Expense Limit (2)	Expense Limit (2)	and Waivers
0.75%	0.10%	1.10%	1.35%	$71,403

(1)	Commencement of operations.
(2)
The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary, to limit all expenses to
1.10% of the average daily net assets of the Large Cap Growth Fund -
Class I and 1.35% of the Large Cap Growth Fund - Class A until
January 31, 2009.

The accompanying notes are an integral part of the financial statements.

49

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
Period from December 28, 2006(1) to September 30,
2007
OPERATIONS
Net investment income / (loss)	$807
Net realized gain / (loss) on investments	(12,020)
Net change in unrealized appreciation / (depreciation)
on investments	84,738
73,525
DISTRIBUTIONS TO SHAREHOLDERS
Class I (2)
Net investment income	—
Net realized gain on investments	—
Class A
Net investment income	—
Net realized gain on investments	—
—
FUND SHARE TRANSACTIONS
Class I (2)
Proceeds from shares sold	990,765
Reinvestment of distributions	—
Payments for shares redeemed	—
990,765
Class A
Proceeds from shares sold	288,000
Reinvestment of distributions	—
Payments for shares redeemed	(270,762)
17,238
NET INCREASE / (DECREASE) IN NET ASSETS	1,081,528
NET ASSETS
Beginning of period	—
End of period	$1,081,528
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$807

FUND SHARE TRANSACTIONS
Class I (2)
Sold	1,432
Reinvestment of distributions	—
Redeemed	—
Net increase / (decrease) from fund share transactions	1,432
FUND SHARE TRANSACTIONS
Class A
Sold	5,720
Reinvestment of distributions	—
Redeemed	(521)
Net increase / (decrease) from fund share transactions	5,199
TOTAL COST OF PURCHASES OF:
Common Stocks	$431,610
$431,610
TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$97,300
$97,300

(1)	Commencement of Operations
(2)	Class I shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

50

Summit Mutual Funds, Inc. – Apex Series NOTES TO FINANCIAL STATEMENTS

September 30, 2007

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. (“Summit Mutual Funds”) is registered, with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The Apex Series’ shares are offered in seven Funds: Nasdaq-100 Index Fund, Everest Fund, Large Cap Growth Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (each individually a “Fund”, collectively the “Funds”). The Nasdaq-100 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks as represented by the Nasdaq-100 Index. The Everest Fund primarily seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Large Cap Growth Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with intermediate maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Class I shares of the Fund are offered without a sales charge to institutional and retail investors. Each Fund, except the Nasdaq-100 Index and Money Market Funds, also offers Class A shares, which are subject to an initial sales charge and a Distribution and Shareholder Service Plan Fee (See Note 3). The Funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ Global Market or NASDAQ Global Select Market, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Examples of valuation bases and factors used to determine securities’ fair value include: a multiple of earnings, a discounted value from freely-traded similar securities, relative yield to maturity calculations, market values for similar securities, utilization of the fair value information service of FT Interactive Data, or a combination of these or other methods.
Additionally, general market risk, and credit, yield and other risks particular to a given issue, and other factors are considered. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Securities transactions and investment income – Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities as well as inflation adjustments to the face amount of inflation-indexed securities are presented as interest income.

51

Summit Mutual Funds, Inc. – Apex Series NOTES TO FINANCIAL STATEMENTS

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal taxes – Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Accordingly, no provision for federal or state income taxes has been recorded.

Distributions – Distributions from net investment income, if any, in all fixed income Funds, except the Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income, if any, of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains, if any, are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The book/tax differences are primarily related to the tax deferral of losses on wash sales, Section 1256 Mark-to-Market, paydowns on mortgage backed securities, post-October capital losses, Real Estate Investment Trust (REIT), and partnership adjustments. Distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses – Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

Foreign currency – Summit Mutual Funds’ accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the New York Currency Market. Summit Mutual Funds does not isolate the portion of operational results relating to changes in foreign exchange rates on investments from the underlying market price fluctuations. All such results are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

52

Summit Mutual Funds, Inc. – Apex Series NOTES TO FINANCIAL STATEMENTS

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures contracts – Certain Funds may for hedging purposes enter into futures contracts including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which they may invest directly and indexes comprised of such securities. Funds may also purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The Nasdaq-100 Index and Short-term Government Funds may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral, such initial margin as is required by the exchange on which the contract is traded. Under terms of such contracts, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

Fund securities lending – The Funds (except the Money Market Funds) lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in “Other Income” on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Funds may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 –  TRANSACTIONS WITH AFFILIATES

Investment advisory fees – Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the “Adviser”), under terms of an Investment Advisory Agreement (the “Agreement”). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis.

Administration fees – The Funds have entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of the Funds’ books and records and furnishes such office space, facilities, equipment, and clerical help as the Funds may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Funds, who are employees of The Union Central Life Insurance Company or its affiliates. Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Funds. A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.

Directors’ fees – Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director’s deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Other – The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company (“Union Central”), an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds’ board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds’ business affairs.

53

Summit Mutual Funds, Inc. – Apex Series NOTES TO FINANCIAL STATEMENTS

NOTE 3 – MULTIPLE CLASSES OF SHARES

Effective February 28, 2007, the Nasdaq-100 Index Fund converted its Class A shares into Class I shares. Nasdaq-100 Index Fund Class A shares no longer exist. The Everest, Large Cap Growth, Bond, Short-term Government, and High Yield Bond Funds offer Class A and Class I shares. The Class A shares are subject to a Distribution and Shareholder Service Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each class in the Plan shall pay to the Series’ Distributor, Quasar Distributors, LLC, a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Class A shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value attributable to Class A shares. Because the fee is paid out of the assets of the Class A shares on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment. In addition, Class A shares have a front-end sales load.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

NOTE 4 – FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net-Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

54

Summit Mutual Funds, Inc. – Apex Series REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Summit Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Summit Mutual Funds, Inc. – Apex Series (the “Funds”) comprising the Nasdaq-100 Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, Money Market Fund and Large Cap Growth Fund as of September 30, 2007, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the Summit Mutual Funds, Inc. – Apex Series as of September 30, 2007, the results of their operations, the changes in their net assets, and the financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

November 21, 2007 Chicago, Illinois

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Summit Mutual Funds, Inc. – Apex Series MANAGEMENT OF THE FUND

Directors and Officers
Independent Directors
Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director
Theodore H. Emmerich	Director	Indefinite Term	Consultant	21	American
(81)	and Chairman	Director			Financial Group
since 1987
Yvonne L. Gray	Director	Indefinite Term	Executive Vice President/ CCO, United	21
(56)		Director	Way of Greater Cincinnati (Social Services
		since 1999	Provider); prior thereto, Vice President /
Trust Operations Officer, Fifth Third Bank;
former Audit Manager, Price Waterhouse
(Accounting Firm)
Michael K. Keating	Director	Indefinite Term	Managing Director, Keating Vollmer & Co.	21
(52)		Director	LLC (Private Equity Investment Firm)
since 2005
David C. Phillips	Director	Indefinite Term	Co-Founder, Cincinnati Works Inc. (Job	21	Meridian
(69)		Director	Placement); prior thereto, Chief Executive		Bioscience, Inc.;
		since 2001	Officer, Downtown Cincinnati Inc.		Cintas, Inc.
(Economic Revitalization of Cincinnati)
Mary W. Sullivan	Director	Indefinite Term	Attorney, Peck, Shaffer & Williams LLP	21	Franklin Savings and
(50)		Director	(Law Firm)		Loan Co.; First
		since 2001			Franklin Corporation

Interested Director and Officers
Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director
Steven R. Sutermeister*	Director,	Indefinite Term	Senior Vice President, Union Central;	21	Summit Investment
(53)	President and	Director	President and Chief Executive Officer,		Partners, Inc.; Union
	Chief Executive	since 1999	Adviser.		Central Mortgage
	Officer				Funding, Inc.
Summit Investment
Advisers, Inc.
John F. Labmeier	Vice President	Indefinite Term	Consultant; prior thereto Vice President,	NA	NA
1876 Waycross Rd	and Secretary	Officer	Associate General Counsel and Assistant
Cincinnati, OH 45240		since 1990	Secretary, Union Central
(58)
Thomas G. Knipper	Vice President,	Indefinite Term	Chief Compliance Officer	NA	NA
(50)	Controller and	Officer	and Treasurer, Adviser
	Chief Compliance	since 1995
Officer
Gerald Q. Herbert	Treasurer	Indefinite Term	Director of Finance and Accounting,	NA	NA
(40)		Officer	Adviser; prior thereto, Controller, General
		since 2005	Factory Supplies Co.
John M. Lucas	Assistant	Indefinite Term	Second Vice President, Counsel and	NA	NA
1876 Waycross Rd.	Secretary	Officer	Assistant Secretary, Union Central
Cincinnati, OH 45240		since 1990
(56)

(1)	Except as otherwise indicated, the business address of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202
*	Mr. Sutermeister may be considered to be an “interested person” of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.
Note – The Statement of Additional Information includes additional information about Fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

The Summit Pinnacle Series are distributed to insurance company separate accounts and are available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Ameritas Investment Corp. Lincoln, Nebraska, Member SIPC. The Pinnacle Series consist of the following Portfolios:

Equity Index Funds
S&P 500 Index Portfolio
S&P MidCap 400 Index Portfolio
Russell 2000 Small Cap Index Portfolio
Nasdaq-100 Index Portfolio
EAFE International Index Portfolio

Fixed Income & Balanced Index Funds
Balanced Index Portfolio
Lehman Aggregate Bond Index Portfolio

Managed Funds
Zenith Portfolio
Bond Portfolio
Inflation Protected Plus Portfolio
Lifestyle ETF Market Strategy Target Portfolio
Lifestyle ETF Market Strategy Conservative Portfolio
Lifestyle ETF Market Strategy Aggressive Portfolio
Natural Resources Portfolio

The Summit Apex Series are a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including risks, charges and expenses, call 888-259-7565 for a prospectus. Please read the prospectus carefully before you invest or send money. Summit Apex Series are distributed by Quasar Distributors, LLC. Milwaukee, Wisconsin. The Apex Series consist of the following Funds:

Equity Index Funds
Nasdaq-100 Index Fund

Money Market Funds
Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SUMMIT MUTUAL FUNDS

SMFI APEX 11/07

Item 2. Code of Ethics.

As of the end of the period covered by this report (September 30, 2007), the Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer/controller. This code of ethics is posted on the Fund's website, www.summitfunds.com.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Summit Mutual Funds, Inc. Board of Directors has named the following financial experts:

     - Theodore H. Emmerich, Independent Director
     - Yvonne L. Gray, Independent Director
     - David C. Phillips, Independent Director

Item 4. Principal Accountant Fees and Services.

	Fiscal Year Ended 09/30
	2007	2006

(a) Audit Fees	$ 124,469	$ 97,242
(b) Audit-related Fees
(c) Tax Fees
(d) All Other Fees
(e) (1) Pre-approval Policy* (see below)
(e) (2) % above that were pre-approved	0%	0%
(f) If greater than 50%, disclose hrs.	N/A	N/A
(g) Non-audit fees rendered to Adviser
(or affiliate that provided services
to the Funds).	139,300	137,100
(h) Disclose whether the Audit Committee
has considered whether the provisions
of non-audit services rendered to the
Adviser that were NOT pre-approved is
compatible with maintaining the
auditor's independence.	YES	YES

*(e)  (1) The following discloses the audit committee's pre-approval policies and procedures, as set forth in the Audit Committee Charter:

"(c) The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Fund by the Accountant, including the fees therefore.  The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (c) shall be presented to the full Committee at its next scheduled meeting.

(d) Pre-approval for a non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Fund to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

(e) The Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund in accordance with paragraph (c) above, if the engagement relates directly to the operations and financial reporting of the Fund, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Fund, the Adviser and any affiliate of the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception)."

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Included in Report to Shareholders.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(1)  Code of Ethics, filed herewith.
(2)  Certifications pursuant to Rule 30a-2(a) under the Act filed herewith.
(3)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Summit Mutual Funds, Inc.

By (Signature and Title) /s/ Steven R. Sutermeister
                                                 Steven R. Sutermeister, President

Date                 12/6/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Steven R. Sutermeister
                                                 Steven R. Sutermeister, President

Date                 12/6/07

By (Signature and Title)   /s/ Thomas G. Knipper
                                                   Thomas G. Knipper, Controller

Date                 12/6/07